GREAT HALL(R)

                             INVESTMENT FUNDS, INC.




                                  ANNUAL REPORT

                                  JULY 31, 2002



                                     [LOGO]
                        GREAT HALL INVESTMENT FUNDS, INC.



                             PRIME MONEY MARKET FUND
                        U.S. GOVERNMENT MONEY MARKET FUND
                           TAX-FREE MONEY MARKET FUND
                      INSTITUTIONAL PRIME MONEY MARKET FUND
                    INSTITUTIONAL TAX-FREE MONEY MARKET FUND

           CONTENTS

           Statements of Assets and Liabilities                    2

           Statements of Operations                                3

           Statements of Changes in Net Assets                     4

           Notes to Financial Statements                           6

           Schedules of Investments in Securities:

             Prime Money Market Fund                              11

             U.S. Government Money Market Fund                    15

             Tax-Free Money Market Fund                           16

             Institutional Prime Money Market Fund                26

             Institutional Tax-Free Money Market Fund             27

           Notes to Investments in Securities                     32

           Report of Independent Accountants                      33

           Directors and Officers                                 35

           Federal Tax Information                                37

                           GREAT HALL INVESTMENT FUNDS
--------------------------------------------------------------------------------




[PHOTO]

RAYE KANZENBACH, CFA


To Our Shareholders:

We are pleased to present the July 31, 2002 Annual Report for the Great Hall Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax-Free Money Market Funds. This report contains the Statement of Assets and Liabilities for each Fund and a detailed schedule of each Fund's investment portfolio as of July 31, 2002. Also included are Statements of Operations, which show each Fund's earnings and expenses, and Statements of Changes in Net Assets for the fiscal year.

Short-term interest rates declined approximately 2% during the fiscal year ending July 31. At the start of the fiscal year in the summer of 2001 the Federal Reserve was in the process of aggressively lowering short-term interest rates in order to boost the economy out of recession. Then in the three months following the terrorist attacks of September 11, the Fed rapidly reduced the fed funds rate (the rate at which banks lend each other money overnight) another 1.75% in order to add liquidity and reassure a shaken economy. This took the fed funds rate down to 1.75%, its lowest level in 40 years. The Fed has kept short-term interest rates stable since December, as the economy has begun its rather slow recovery.

The Fed's reductions in the fed funds rate caused a commensurate drop in interest rates on money market instruments in the latter part of 2001. This of course caused the yields to decline on the Great Hall Money Market Funds, which invest in these securities. Since January 2002, however, short-term interest rates have been quite stable.

Each of the Funds is managed in accordance with the stringent standards required by the SEC for money market funds. We manage these Funds to meet the primary objectives of prudent investment management, safety of principal, and liquidity. During uncertain times like the present, we believe it is especially important to maintain a conservative investment strategy.

The net assets of the Funds have grown to over $11.2 billion as of July 31, 2002.

Thank you for your confidence in the Great Hall Funds. We pledge to continue managing these Funds in the careful and diligent manner that you have come to expect.

Sincerely,

/s/ Raye C. Kanzenbach

Raye Kanzenbach
Chief Investment Officer
Great Hall Investment Funds

                      GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2002

                                                PRIME       U.S. GOVERNMENT     TAX-FREE       INST'L PRIME     INST'L TAX-FREE
                                                MONEY            MONEY            MONEY            MONEY             MONEY
                                             MARKET FUND      MARKET FUND      MARKET FUND      MARKET FUND       MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market value (note 2),
 (amortized cost $8,556,452,944;
 $1,099,952,001; $906,391,198;
 $447,957,276 and $192,622,498,
 respectively)                              $8,556,452,944   $1,099,952,001   $  906,391,198   $  447,957,276   $  192,622,498
Cash in bank on demand deposit                      78,429           41,749           46,694           51,518          108,093
Accrued interest receivable                     21,202,459        1,530,874        3,098,673        1,414,168          603,813
Organization costs (note 2)                             --               --               --               47               --
                                            --------------   --------------   --------------   --------------   --------------
Total assets                                 8,577,733,832    1,101,524,624      909,536,565      449,423,009      193,334,404
                                            --------------   --------------   --------------   --------------   --------------
LIABILITIES:
Accrued investment advisory fee                  3,046,612          350,990          396,051           95,056           36,778
Other accrued expenses                           2,879,231          505,731           66,929          127,617          122,213
                                            --------------   --------------   --------------   --------------   --------------
Total liabilities                                5,925,843          856,721          462,980          222,673          158,991
                                            --------------   --------------   --------------   --------------   --------------
Net assets applicable to outstanding
 capital stock                              $8,571,807,989   $1,100,667,903   $  909,073,585   $  449,200,336   $  193,175,413
                                            ==============   ==============   ==============   ==============   ==============
NET ASSETS REPRESENTED BY:
Capital stock - authorized 100 billion
 shares of $.01 par value for each
 Fund, outstanding 8,571,807,989;
 1,100,667,903 and 909,073,585
 shares, respectively                       $   85,718,080   $   11,006,679   $    9,090,736   $           --   $           --
Capital stock - authorized 10 billion
 shares of $.01 par value for each Fund,
 outstanding 449,200,336 and
 193,175,413 shares, respectively                       --               --               --        4,492,003        1,931,754
Additional paid-in capital                   8,486,089,909    1,089,661,224      899,982,849      444,708,333      191,243,659
                                            --------------   --------------   --------------   --------------   --------------
 Total - representing net assets
  applicable to outstanding capital stock   $8,571,807,989   $1,100,667,903   $  909,073,585   $  449,200,336   $  193,175,413
                                            ==============   ==============   ==============   ==============   ==============
Net asset value per share of outstanding
 capital stock                              $         1.00   $         1.00   $         1.00   $         1.00   $         1.00
                                            ==============   ==============   ==============   ==============   ==============
INVESTOR SHARE CLASS:
Net Assets                                  $8,524,899,113   $1,087,907,755
Shares outstanding                           8,524,899,113    1,087,907,755
Net asset value per share of outstanding
 capital stock                              $         1.00   $         1.00
                                            ==============   ==============
RESERVE SHARE CLASS:
Net Assets                                  $   46,908,876   $   12,760,148
Shares outstanding                              46,908,876       12,760,148
Net asset value per share of outstanding
 capital stock                              $         1.00   $         1.00
                                            ==============   ==============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
YEAR ENDED JULY 31, 2002

                                              PRIME       U.S. GOVERNMENT      TAX-FREE      INST'L PRIME   INST'L TAX-FREE
                                              MONEY            MONEY            MONEY            MONEY           MONEY
                                           MARKET FUND      MARKET FUND      MARKET FUND      MARKET FUND     MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
INCOME:
Interest                                  $ 156,359,521    $  16,105,528    $  11,419,227    $  10,469,868   $   2,512,928
                                          -------------    -------------    -------------    -------------   -------------
EXPENSES (NOTE 4):
Investment advisory fee                      28,632,117        2,846,701        3,404,617        1,059,896         352,945
Distribution fee (12b-1)
 Reserve Share Class                             13,388            4,412               --
Administrative services fee
 Investor Share Class                         3,498,796          459,082          381,674
 Reserve Share Class                              8,529            4,208               --
Custodian fees                                  126,000           15,000           16,000           16,000           4,000
Accounting and transfer agent fees                                                                  34,400          36,978
 Investor Share Class                           154,699           50,600           71,000
 Reserve Share Class                              3,045            3,100               --
Sub-accounting fees                                                                                  6,548           3,347
 Investor Share Class                        11,861,405          485,295          293,220
 Reserve Share Class                             12,247              286               --
Reports to shareholders                       3,450,309          179,000           68,783            5,700           1,300
Amortization of organization costs                   --               --               --            1,683              --
Directors' fees                                  24,100           24,100           24,000           24,000          24,000
Audit and legal fees                            201,050           59,675           33,000           38,500          29,800
Registration fees                                                                                   74,726          50,163
 Investor Share Class                           835,128          184,636           15,850
 Reserve Share Class                             38,016           29,236               --
Administrative                                   24,000            5,100            2,000            1,200           1,100
Other expenses                                  100,050           33,724          118,307            6,100           6,300
                                          -------------    -------------    -------------    -------------   -------------
Total expenses                               48,982,879        4,384,155        4,428,451        1,268,753         509,933
Less expenses waived or absorbed
 by Advisor                                  (3,099,076)        (137,290)        (381,674)              --              --
                                          -------------    -------------    -------------    -------------   -------------
Net expenses                                 45,883,803        4,246,865        4,046,777        1,268,753         509,933
                                          -------------    -------------    -------------    -------------   -------------
Net investment income                       110,475,718       11,858,663        7,372,450        9,201,115       2,002,995
Net increase in unrealized depreciation
 of investments                               4,455,891               --               --               --              --
                                          -------------    -------------    -------------    -------------   -------------
Net increase in net assets resulting
 from operations                          $ 114,931,609    $  11,858,663    $   7,372,450    $   9,201,115   $   2,002,995
                                          =============    =============    =============    =============   =============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                               PRIME                            U.S. GOVERNMENT
                                                         MONEY MARKET FUND                     MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
                                                        YEAR ENDED JULY 31,                   YEAR ENDED JULY 31,
                                                ----------------------------------    ----------------------------------
                                                      2002               2001               2002               2001
------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
 Net investment income                          $   110,475,718    $   267,169,194    $    11,858,663    $    17,626,020
 Net increase (decrease) in unrealized
  depreciation on investments                         4,455,891         (4,455,891)                --                 --
                                                ---------------    ---------------    ---------------    ---------------
 Net increase in net assets resulting
  from operations                                   114,931,609        262,713,303         11,858,663         17,626,020
                                                ---------------    ---------------    ---------------    ---------------
Distributions to shareholders from:
 Investment income - net:
  Investor Share Class                             (110,425,474)      (267,169,194)       (11,844,096)       (17,626,020)
  Reserve Share Class                                   (50,244)                --            (14,567)                --
                                                ---------------    ---------------    ---------------    ---------------
 Total distributions to shareholders               (110,475,718)      (267,169,194)       (11,858,663)       (17,626,020)
                                                ---------------    ---------------    ---------------    ---------------
Capital share transactions at net asset value
 of $1.00 per share:
  Proceeds from sales:
   Investor Share Class                           5,829,067,475      2,185,142,334      1,075,991,558        456,900,801
   Reserve Share Class                               50,788,756                 --         13,530,231                 --
  Shares issued for reinvestment
   of distributions:
   Investor Share Class                             110,425,474        267,169,194         11,844,096         17,626,020
   Reserve Share Class                                   50,244                 --             14,567                 --
  Payment for shares redeemed:
   Investor Share Class                          (2,700,569,571)    (2,017,838,908)      (462,395,244)      (279,020,646)
   Reserve Share Class                               (3,930,124)                --           (784,651)                --
                                                ---------------    ---------------    ---------------    ---------------
 Increase in net assets from capital
  share transactions                              3,285,832,254        434,472,620        638,200,557        195,506,175
                                                ---------------    ---------------    ---------------    ---------------
Total increase in net assets                      3,290,288,145        430,016,729        638,200,557        195,506,175
                                                ---------------    ---------------    ---------------    ---------------
Net assets at beginning of period                 5,281,519,844      4,851,503,115        462,467,346        266,961,171
                                                ---------------    ---------------    ---------------    ---------------
Net assets at end of period                     $ 8,571,807,989    $ 5,281,519,844    $ 1,100,667,903    $   462,467,346
                                                ===============    ===============    ===============    ===============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      GREAT HALL FUNDS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                       TAX-FREE                     INSTITUTIONAL PRIME              INSTITUTIONAL TAX-FREE
                                   MONEY MARKET FUND                 MONEY MARKET FUND                 MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                  YEAR ENDED JULY 31,               YEAR ENDED JULY 31,               YEAR ENDED JULY 31,
                            -------------------------------   -------------------------------   -------------------------------
                                 2002             2001             2002             2001             2002             2001
-------------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN
NET ASSETS:
Operations:
 Net investment income      $    7,372,450   $   14,565,913   $    9,201,115   $   25,282,426   $    2,002,995   $    5,107,670
                            --------------   --------------   --------------   --------------   --------------   --------------
 Net increase in net
  assets resulting from
  operations                     7,372,450       14,565,913        9,201,115       25,282,426        2,002,995        5,107,670
                            --------------   --------------   --------------   --------------   --------------   --------------
Distributions to
shareholders from:
 Investment income - net        (7,372,450)     (14,565,913)      (9,201,115)     (25,282,426)      (2,002,995)      (5,107,670)
                            --------------   --------------   --------------   --------------   --------------   --------------
 Total distributions to
  shareholders                  (7,372,450)     (14,565,913)      (9,201,115)     (25,282,426)      (2,002,995)      (5,107,670)
                            --------------   --------------   --------------   --------------   --------------   --------------
Capital share transactions
 at net asset value of
 $1.00 per share:
  Proceeds from sales        1,129,913,400      483,915,647      665,023,570      701,405,516      272,687,854      217,266,221
  Shares issued for
   reinvestment
   of distributions              7,372,450       14,565,913        9,201,115       25,282,426        2,002,995        5,107,670
  Payment for shares
   redeemed                   (718,145,115)    (434,778,368)    (590,617,323)    (743,585,537)    (253,370,482)    (209,439,729)
                            --------------   --------------   --------------   --------------   --------------   --------------
 Increase/(decrease) in
  net assets from capital
  share transactions           419,140,735       63,703,192       83,607,362      (16,897,595)      21,320,367       12,934,162
                            --------------   --------------   --------------   --------------   --------------   --------------
Total increase/(decrease)
 in net assets                 419,140,735       63,703,192       83,607,362      (16,897,595)      21,320,367       12,934,162
                            --------------   --------------   --------------   --------------   --------------   --------------
Net assets at beginning
 of period                     489,932,850      426,229,658      365,592,974      382,490,569      171,855,046      158,920,884
                            --------------   --------------   --------------   --------------   --------------   --------------
Net assets at end
 of period                  $  909,073,585   $  489,932,850   $  449,200,336   $  365,592,974   $  193,175,413   $  171,855,046
                            ==============   ==============   ==============   ==============   ==============   ==============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

    Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes five funds: the Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax-Free Money Market Funds (the Funds). The initially offered class for the Prime, U.S. Government, and Tax-Free Money Market Funds is referred to as the Investor Share Class. Effective July 30, 2001, these Funds were authorized to offer an additional class of shares, referred to as the Reserve Share Class. As of July 31, 2002, the Prime and U.S. Government Money Market Funds are the only two funds that offer both share classes. The two classes of shares differ principally in their respective service and distribution expenses and arrangements. Both classes have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies followed by the Funds are as follows:

    INVESTMENTS IN SECURITIES
    Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share.

    As of the prior fiscal year ended July 31, 2001, a single security held by the Prime Money Market Fund was in default as the issuer had not paid the principal balance at the maturity date. For financial statement reporting purposes, this security was valued at fair market value, as determined by prices obtained from independent broker-dealers, rather than at amortized cost. The net asset value of the Prime Money Market Fund remained at $1.00 per share, rounded, including the valuation of this security. During the fiscal year 2002, this security was sold for proceeds in excess of its original cost.

    Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    FEDERAL TAXES
    The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any federal excise taxes.

    INCOME AND EXPENSE RECOGNITION
    Interest income is accrued daily and is determined on the basis of interest or discount earned on short-term investments. Estimated expenses are accrued daily.

    Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative portion of net assets of each class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

    DISTRIBUTIONS TO SHAREHOLDERS
    Distributions to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the Funds at net asset value or paid in cash.

    ORGANIZATION COSTS
    Organization expenses were incurred in connection with the start-up and initial registration of the Institutional Prime Money Market Fund. These costs are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS
    Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The Funds have procedures in place for all agreements to ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3.  INVESTMENT SECURITY TRANSACTIONS

    Cost of purchases and proceeds from sales of securities from August 1, 2001 to July 31, 2002 were as follows:

                                               PURCHASES          SALES PROCEEDS
    ----------------------------------------------------------------------------
    Prime Fund                              $61,092,374,517      $57,893,012,441
    U.S. Government Fund                      7,634,621,578        7,009,103,520
    Tax-Free Fund                             1,770,525,731        1,351,587,900
    Institutional Prime Fund                  5,757,239,468        5,678,087,836
    Institutional Tax-Free Fund                 451,762,372          430,001,000

4.  FEES AND EXPENSES

    The Company has entered into an investment advisory agreement with Voyageur Asset Management Inc. (VAM), a wholly-owned subsidiary of RBC Dain Rauscher Corp., under which VAM manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay VAM a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of 0.55% of the first $700 million in net assets and then

--------------------------------------------------------------------------------

    decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets. The fees for both the Institutional Prime and Institutional Tax-Free Money Market Funds are equal to an annual rate of 0.25% of net assets.

    Each of the five Funds has entered into sub-accounting agreements with affiliate RBC Dain Rauscher Inc. (DRI) where the firm performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DRI for providing such service, is equal to an annual rate of $24 per shareholder account plus certain out-of-pocket expenses. Each class of shares in the Prime, U.S. Government, and Tax-Free Money Market Funds also pays an administrative services fee of 0.25% per annum, effective June 1, 2002, for administrative services provided by VAM.

    Each of the Prime, U.S. Government, and Tax-Free Money Market Funds has adopted a Plan of Distribution under Rule 12b-1 of the 1940 Act with respect to its Reserve Share Class. Under the Plan of Distribution, each Reserve Share Class pays DRI an annual fee of 0.25% of average daily net assets of the outstanding shares which is accrued daily and paid monthly.

    Effective June 1, 2002, VAM entered into a contractual expense limitation agreement with the Prime, U.S. Government, and Tax-Free Money Market Funds under which it will waive and/or reimburse certain expenses associated with operating the respective Fund in order to limit the Fund's total operating expenses for the Prime Money Market Fund - Investor Share Class, Prime Money Market Fund - Reserve Share Class, U.S. Government Money Market Fund - Investor Share Class, U.S. Government Money Market Fund - Reserve Share Class, and Tax-Free Money Market Fund - Investor Share Class to an annual rate of 0.71%, 1.00%, 0.71%, 1.00% and 0.62%, respectively, of the average daily net assets of the relevant class. Pursuant to this arrangement, VAM's contractual obligation to waive and/or reimburse expenses is limited to 0.25% per annum of the respective Fund's average daily net assets. VAM may voluntarily waive additional Fund operating expenses from time to time. Any such program may be changed or eliminated at any time. Expenses waived in the current year include administrative services, distribution, and registration fees.

    In addition to the investment advisory fee and the shareholder account servicing fee, and the administrative services and Rule 12b-1 fees applicable to certain Funds, each Fund is responsible for paying other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

    Legal fees and expenses of $128,007 for the period ended July 31, 2002 were paid to a law firm of which the Secretary of the Funds is a partner.

5.  FREEDOM FUND TRANSACTION

    On March 8, 2002, following and pursuant to a negative consent process outlined in applicable NASD regulations, the accounts of all consenting shareholders of the Freedom Cash Management, Freedom Government, and Freedom Tax-Exempt Funds (the money market sweep vehicles utilized by Sutro and Co., and Tucker Anthony Incorporated prior to its acquisition by DRI) were redeemed and the redemption proceeds invested in certain Great Hall Funds. The redemption proceeds totaled $3.3 billion from the Freedom Cash Management Fund, $572 million from the Freedom Government Fund, and $490 million from the Freedom Tax-Exempt Fund.

--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS

    Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                                                     PRIME MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                  PERIOD FROM
                                            YEAR ENDED          MARCH 1, 2002(2)
                                         JULY 31, 2002(1)       TO JULY 31, 2002                YEAR ENDED JULY 31,
                                       --------------------   -------------------   ------------------------------------------
                                       INVESTOR SHARE CLASS   RESERVE SHARE CLASS    2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 1.00                 $ 1.00          $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                             ------                 ------          ------      ------      ------      ------
Net investment income                          0.02                   0.01            0.05        0.05        0.05        0.05
Distributions from net investment income      (0.02)                 (0.01)          (0.05)      (0.05)      (0.05)      (0.05)
                                             ------                 ------          ------      ------      ------      ------
Net asset value, end of period               $ 1.00                 $ 1.00          $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                             ======                 ======          ======      ======      ======      ======
Total return                                    1.7%                   0.4%            5.1%        5.3%        4.6%        5.0%
Net assets, end of period (millions)         $8,524                 $   48          $5,282      $4,852      $4,523      $4,844
Ratio of net expenses to average net
 assets                                        0.69%(3)               1.00%(3)        0.62%       0.63%       0.61%       0.63%
Ratio of net investment income to average
 net assets                                    1.66%(3)               0.94%(3)        5.11%       5.32%       4.62%       5.04%

(1)Prior to March 1, 2002, the only publicly offered class was the Investor Share Class.
(2)Commencement of operations.
(3)Figures for the Reserve Shares were adjusted to an annualized basis. Various fees and expenses were waived or absorbed in both share classes by VAM for the Prime Money Market Fund during the respective periods ended July 31, 2002. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.73%/1.61% for the Investor Share Class, and 1.84%/0.10% for the Reserve Share Class.

                                                               U.S. GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                  PERIOD FROM
                                            YEAR ENDED          MARCH 1, 2002(2)
                                         JULY 31, 2002(1)       TO JULY 31, 2002                YEAR ENDED JULY 31,
                                       --------------------   -------------------   ------------------------------------------
                                       INVESTOR SHARE CLASS   RESERVE SHARE CLASS    2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 1.00                 $ 1.00          $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                             ------                 ------          ------      ------      ------      ------
Net investment income                          0.02                   0.01            0.05        0.05        0.05        0.05
Distributions from net investment income      (0.02)                 (0.01)          (0.05)      (0.05)      (0.05)      (0.05)
                                             ------                 ------          ------      ------      ------      ------
Net asset value, end of period               $ 1.00                 $ 1.00          $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                             ======                 ======          ======      ======      ======      ======
Total return                                    1.6%                   0.3%            4.9%        5.2%        4.5%        5.0%
Net assets, end of period (millions)         $1,088                 $   13          $  462      $  267      $  271      $  229
Ratio of net expenses to average net
 assets                                        0.57%(3)               1.00%(3)        0.54%       0.57%       0.59%       0.59%
Ratio of net investment income to average
 net assets                                    1.60%(3)               0.83%(3)        4.88%       5.22%       4.50%       4.98%

(1)Prior to March 1, 2002, the only publicly offered class was the Investor Share Class.
(2)Commencement of operations.
(3)Figures for the Reserve Share Class were adjusted to an annualized basis. Various fees and expenses were waived or absorbed in both share classes by VAM for the U.S. Government Money Market Fund during the respective periods ended July 31, 2002. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.59%/1.58% for the Investor Share Class, and 2.79%/(0.97%) for the Reserve Share Class.

--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                   TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JULY 31,
                                               -------------------------------------------------------------------
                                                2002            2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                               ------          ------         ------         ------         ------
Net investment income                            0.01            0.03           0.03           0.03           0.03
Distributions from net investment income        (0.01)          (0.03)         (0.03)         (0.03)         (0.03)
                                               ------          ------         ------         ------         ------
Net asset value, end of period                 $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                               ======          ======         ======         ======         ======
Total return                                      1.1%            3.1%           3.2%           2.7%           3.1%
Net assets, end of period (millions)           $  909          $  490         $  426         $  497         $  546
Ratio of net expenses to average net
 assets                                          0.59%(1)        0.59%          0.59%          0.59%          0.58%
Ratio of net investment income to average
 net assets                                      1.08%(1)        3.07%          3.16%          2.65%          3.05%

(1)Various fees and expenses were waived or absorbed by VAM for the Tax-Free Money Market Fund during the period ended July 31, 2002. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.65%/1.03%.



                                                             INSTITUTIONAL PRIME MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
                                                             YEAR ENDED JULY 31,                    PERIOD FROM
                                              ------------------------------------------------  AUGUST 11, 1997(1)
                                                                                                        TO
                                               2002            2001         2000         1999     JULY 31, 1998
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 1.00          $ 1.00       $ 1.00       $ 1.00        $ 1.00
                                              ------          ------       ------       ------        ------
Net investment income                           0.02            0.06         0.06         0.05          0.05
Distributions from net investment income       (0.02)          (0.06)       (0.06)       (0.05)        (0.05)
                                              ------          ------       ------       ------        ------
Net asset value, end of period                $ 1.00          $ 1.00       $ 1.00       $ 1.00        $ 1.00
                                              ======          ======       ======       ======        ======
Total return                                     2.2%            5.5%         5.7%         4.9%          5.2%
Net assets, end of period (millions)          $  449          $  366       $  382       $  310        $  214
Ratio of net expenses to average net
 assets                                         0.30%           0.31%        0.32%        0.34%         0.39%(2)
Ratio of net investment income to average
 net assets                                     2.17%           5.52%        5.68%        4.85%         5.27%(2)

(1)Commencement of operations.
(2)Adjusted to an annual basis. Various fees and expenses were waived or absorbed by VAM for the Institutional Prime Money Market Fund during the period ended July 31, 1998. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.42%/5.24% for the period ended July 31, 1998.

--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                             INSTITUTIONAL TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED JULY 31,                   PERIOD FROM
                                                   ------------------------------------     SEPTEMBER 23, 1998(1)
                                                                                                      TO
                                                    2002           2001           2000         JULY 31, 1999
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 1.00         $ 1.00         $ 1.00            $ 1.00
                                                   ------         ------         ------            ------
Net investment income                                0.01           0.03           0.03              0.03
Distributions from net investment income            (0.01)         (0.03)         (0.03)            (0.03)
                                                   ------         ------         ------            ------
Net asset value, end of period                     $ 1.00         $ 1.00         $ 1.00            $ 1.00
                                                   ======         ======         ======            ======
Total return                                          1.4%           3.3%           3.4%              2.5%
Net assets, end of period (millions)               $  193         $  172         $  159            $   53
Ratio of net expenses to average net
 assets                                              0.36%          0.39%          0.39%(2)          0.30%(2)
Ratio of net investment income to average
 net assets                                          1.42%          3.32%          3.49%(2)          2.79%(2)

(1)Commencement of operations.
(2)Adjusted to an annual basis. Various fees and expenses were waived or absorbed by VAM for the Institutional Tax-Free Money Market Fund during the period ended July 31, 1999 and year ended July 31, 2000. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.55%/2.54% for the period ended July 31, 1999, and 0.44%/3.44% for the year ended July 31, 2000.

                             PRIME MONEY MARKET FUND
                            INVESTMENTS IN SECURITIES
                                  JULY 31, 2002
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------
      (Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (99.18%):
----------------------------------------------------------------------------------------
AEROSPACE (0.29%)
General Dynamics
 Corporation                 1.82%     9/27/2002     $  25,250,000(c)     $   25,177,238
                                                                          --------------
AGRICULTURAL (1.87%)
Archer Daniels Midland
 Company                     1.78%      8/6/2002        40,000,000(c)         39,990,111
Archer Daniels Midland
 Company                     1.77%     8/13/2002        20,000,000(c)         19,988,200
Archer Daniels Midland
 Company                     1.75%     8/27/2002        50,000,000(c)         49,936,806
Archer Daniels Midland
 Company                     1.76%     10/1/2002        50,000,000(c)         49,850,889
                                                                          --------------
                                                                             159,766,006
                                                                          --------------
BANKS - DOMESTIC (13.14%)
Bank of America N.A.         2.00%      8/6/2002        30,000,000            30,000,000
Bank of America N.A.         2.00%    11/19/2002        40,000,000            40,000,000
Bank One N.A.                3.63%     8/19/2002        44,000,000            44,000,000
Bank One N.A.                1.80%      9/9/2002        50,000,000            50,000,000
Branch Banking and
 Trust                       1.77%      8/2/2002        90,000,000            90,000,000
Branch Banking and
 Trust                       1.79%     1/24/2003        25,000,000(d)         25,000,000
Comerica Bank, Detroit       3.71%     9/17/2002        30,000,000            30,004,145
Comerica Bank, Detroit       2.30%     2/10/2003        20,000,000            20,000,000
Comerica Bank, Detroit       2.61%     5/13/2003        40,000,000            39,996,915
First Tennessee Bank         1.80%     8/12/2002        22,000,000            22,000,000
First Tennessee Bank         1.78%     9/13/2002       100,000,000           100,000,000
First Tennessee Bank         1.77%    10/30/2002        50,000,000            50,000,000
Harris Trust & Savings       1.77%      9/5/2002       100,000,000           100,000,000
LaSalle Bank, Chicago        1.94%     8/12/2002        50,000,000            50,000,152
LaSalle Bank, Chicago        1.85%     9/16/2002        35,000,000            35,000,000
Regions Bank N.A.,
 Birmingham                  1.77%     8/29/2002        60,000,000            60,000,000
SouthTrust Bank N.A.,
 Birmingham                  1.78%    10/18/2002        70,000,000            70,000,000
SouthTrust Bank N.A.,
 Birmingham                  2.00%     11/8/2002        30,000,000            30,000,000
State Street Bank &
 Trust Company               1.93%      8/9/2002        60,000,000            60,000,000
State Street Bank &
 Trust Company               1.81%     8/13/2002        50,000,000            50,000,000
U.S. Bank N.A.,
 Minneapolis                 2.11%     11/1/2002        50,000,000(d)         50,030,651
U.S. Bank N.A.,
 Minneapolis                 2.00%    11/13/2002        50,000,000            50,000,000
U.S. Bank N.A.,
 Minneapolis                 2.25%      1/9/2003        30,000,000            30,000,000
                                                                          --------------
                                                                           1,126,031,863
                                                                          --------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------
        (Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------
BANKS - OTHER (26.77%)
Abbey National
 Treasury Services           1.93%      8/5/2002     $  30,000,000        $   30,000,017
Abbey National
 Treasury Services           1.98%     8/30/2002        35,000,000            35,002,228
Abbey National
 Treasury Services           1.80%    10/15/2002        40,000,000            39,998,852
Abbey National
 Treasury Services           1.78%    10/22/2002        60,000,000            60,000,000
ABN-AMRO                     1.75%    10/11/2002        50,000,000            49,827,431
Bank of Nova Scotia          1.78%      8/5/2002        60,000,000            60,000,000
Bank of Nova Scotia          1.78%      9/4/2002        60,000,000            60,000,000
Bank of Nova Scotia          1.77%     9/10/2002        70,000,000            70,000,000
Bank of Scotland             1.80%      9/9/2002        25,000,000            25,000,000
Bank of Scotland             1.78%     9/27/2002        60,000,000            60,000,000
Barclays Bank                1.78%      8/6/2002        50,000,000            50,000,000
Barclays Bank                1.79%      8/8/2002        70,000,000            69,975,636
Barclays Bank                1.78%    10/22/2002        50,000,000            50,000,567
BNP Paribas NY               1.90%     8/12/2002        50,000,000            49,970,972
BNP Paribas NY               2.03%    10/21/2002        50,000,000            50,001,113
Canadian Imperial Bank       2.43%     1/10/2003        50,000,000            50,037,494
Canadian Imperial Bank       2.71%     3/17/2003        50,000,000            49,992,298
Commerzbank NY               1.84%     8/13/2002        50,000,000            50,000,000
Commerzbank NY               1.80%     9/17/2002        55,000,000            55,000,715
Deutsche Bank                2.08%    10/17/2002        60,000,000            60,000,000
Deutsche Bank                2.00%    11/20/2002        50,000,000            50,000,000
Dexia Delaware LLC           1.76%     8/15/2002        57,900,000            57,860,371
Dexia Delaware LLC           1.77%    10/15/2002        55,000,000            54,797,188
Dresdner Bank                2.78%     4/11/2003        84,000,000            84,131,722
HBOS Treasury
 Services, Guaranty:
 Bank of Scotland            1.76%     9/17/2002        80,000,000            79,816,178
Landesbank
 Hessen-Thuringen            1.79%    10/11/2002        70,000,000            70,001,374
Lloyds TSB Bank              1.75%     11/4/2002        60,000,000            60,000,000
Lloyds TSB Bank              2.02%    11/14/2002        60,000,000            60,000,000
Lloyds TSB Bank              2.00%    11/26/2002        50,000,000            50,000,000
Northern Rock                1.81%     10/1/2002        35,000,000            34,892,657
Northern Rock                1.79%     10/3/2002        99,400,000            99,088,630
Northern Rock                1.74%     10/7/2002        39,800,000            39,671,114
Rabobank Nederland           1.91%     8/21/2002        50,000,000            50,000,275
Royal Bank of Scotland       1.79%      9/4/2002        70,000,000            70,000,000
Royal Bank of Scotland       1.80%     9/11/2002        75,000,000            75,000,843
Royal Bank of Scotland       1.78%    10/15/2002        50,000,000            50,000,000
Societe Generale Bank
 N.A.                        1.98%     8/28/2002        19,700,000            19,670,746
Toronto Dominion Bank        1.80%      8/1/2002        50,000,000            50,000,000
Toronto Dominion Bank        1.82%     8/30/2002        40,000,000            40,000,948
UBS AG Stamford
 Branch                      3.67%     8/20/2002        50,000,000            49,999,491

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                             PRIME MONEY MARKET FUND
                     INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------
BANKS - OTHER (CONTINUED)
UBS AG Stamford
 Branch                      3.64%     9/27/2002     $  20,000,000        $   20,001,055
Westdeutsche
 Landesbank                  1.76%     8/16/2002        24,670,000(c)         24,651,908
Westdeutsche
 Landesbank                  2.11%    10/10/2002        30,000,000            30,000,000
Westdeutsche
 Landesbank                  2.02%    10/11/2002        35,000,000            35,000,000
Westdeutsche
 Landesbank                  2.65%    11/29/2002        15,000,000            15,019,375
                                                                          --------------
                                                                           2,294,411,198
                                                                          --------------
BUSINESS MACHINES (0.87%)
Pitney Bowes Inc.            1.75%    10/15/2002        75,000,000            74,726,562
                                                                          --------------
CONGLOMERATES (0.76%)
Cargill Inc.                 1.76%     10/3/2002        40,000,000(c)         39,876,800
Unilever Capital
 Corporation                 1.97%    10/24/2002        25,000,000(d)         25,008,116
                                                                          --------------
                                                                              64,884,916
                                                                          --------------
DRUGS & COSMETICS (2.05%)
Becton Dickinson &
 Company                     1.78%     9/17/2002        25,000,000            24,941,903
Becton Dickinson &
 Company                     1.75%     9/23/2002        25,000,000            24,935,590
Becton Dickinson &
 Company                     1.73%    10/17/2002        25,000,000            24,907,493
Eli Lily & Company           2.82%     3/22/2003       100,000,000           100,887,315
                                                                          --------------
                                                                             175,672,301
                                                                          --------------
EDUCATION (0.29%)
Leland Stanford Junior
 University                  1.78%      9/3/2002        25,000,000            24,959,208
                                                                          --------------
FINANCIAL - AVIATION (0.38%)
International Lease
 Finance Corporation         1.77%      9/5/2002        33,000,000            32,943,213
                                                                          --------------
FINANCIAL - DIVERSIFIED BUSINESS (10.44%)
American Express             1.75%     8/16/2002        23,650,000            23,632,755
American Express             1.75%     9/25/2002        80,000,000            79,786,111
American Express             1.74%     9/26/2002        50,000,000            49,864,667
American International
 Group                       1.80%      8/1/2002        50,000,000            50,000,000
American International
 Group                       1.86%     8/16/2002        50,000,000            49,961,250
American International
 Group                       1.76%     9/12/2002        35,000,000            34,928,133
Associates Corporation
 of North America            2.13%     12/1/2002        10,200,000            10,330,183

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED BUSINESS (CONTINUED)
Citigroup                    1.75%     8/14/2002     $  65,000,000        $   64,958,924
General Electric Capital
 Corporation                 1.99%    11/22/2002        19,850,000            19,726,009
Goldman Sachs Group          1.75%    10/22/2002        50,000,000            49,800,694
Goldman Sachs Group          1.75%    10/23/2002        30,150,000            30,028,353
Goldman Sachs Group          1.75%    10/25/2002        29,000,000            28,880,174
Marshall & Ilsley
 Corporation                 1.77%      9/6/2002        50,000,000            49,911,500
Marshall & Ilsley
 Corporation                 1.78%    10/11/2002        50,000,000            50,000,000
Marshall & Ilsley
 Corporation                 2.17%     11/1/2002        23,700,000(d)         23,718,132
Merrill Lynch &
 Company                     2.36%     1/27/2003        21,500,000            21,834,420
Merrill Lynch &
 Company                     2.49%     2/11/2003         7,075,000             7,243,541
Merrill Lynch &
 Company                     2.48%     2/12/2003        40,000,000            40,754,028
Merrill Lynch &
 Company                     2.01%     4/30/2003        45,000,000(d)         45,077,093
Morgan Stanley               1.78%     8/23/2002        50,000,000            49,945,611
Morgan Stanley               1.75%     9/20/2002        50,000,000            49,878,472
Morgan Stanley               2.04%      4/7/2003        50,000,000(d)         50,067,762
Wells Fargo Financial
 Corporation                 1.75%     8/22/2002        14,550,000            14,535,146
                                                                          --------------
                                                                             894,862,958
                                                                          --------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (19.44%)
Asset Securitization
 Cooperative
 Corporation                 1.80%     8/16/2002        37,340,000(c)         37,311,995
Asset Securitization
 Cooperative
 Corporation                 1.78%     8/21/2002        60,000,000(c)         59,940,667
Asset Securitization
 Cooperative
 Corporation                 1.75%     8/28/2002        50,000,000(c)         49,934,375
Asset Securitization
 Cooperative
 Corporation                 1.76%     9/10/2002        20,000,000(c)         19,960,889
Barton Capital
 Corporation                 1.78%     8/23/2002        34,021,000(c)         33,983,993
CXC LLC                      1.77%      8/1/2002        50,000,000(c)         50,000,000
CXC LLC                      1.77%     8/22/2002        75,000,000(c)         74,922,563
CXC LLC                      1.77%     10/8/2002        75,000,000(c)         74,749,250
Ciesco LP                    1.77%     8/14/2002        50,000,000(c)         49,968,042
Cooperative Association
 of Tractor Dealers          1.82%     9/16/2002        20,700,000            20,651,861
Cooperative Association
 of Tractor Dealers          2.00%     11/4/2002         6,870,000             6,833,742

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                             PRIME MONEY MARKET FUND
                     INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (CONTINUED)
Delaware Funding
 Corporation                 1.77%     8/14/2002     $  60,000,000(c)     $   59,961,650
Delaware Funding
 Corporation                 1.79%      9/9/2002        60,411,000(c)         60,293,853
Edison Asset
 Securitization              1.79%     9/19/2002        57,200,000(c)         57,060,639
Edison Asset
 Securitization              1.92%    10/17/2002        60,000,000(c)         59,753,600
Enterprise Funding
 Corporation                 1.81%      8/8/2002        47,101,000(c)         47,084,423
Falcon Asset
 Securitization              1.78%     9/16/2002        50,000,000(c)         49,886,278
Falcon Asset
 Securitization              1.78%     9/20/2002        28,639,000(c)         28,568,198
Fleet Funding
 Corporation                 1.79%     8/19/2002        50,000,000(c)         49,955,250
Liberty Street Funding       1.78%      8/5/2002        21,335,000(c)         21,330,780
Liberty Street Funding       1.78%     9/24/2002        60,000,000(c)         59,839,800
Park Avenue
 Receivables
 Corporation                 1.78%     8/22/2002        37,540,000(c)         37,501,021
Preferred Receivables
 Funding Corporation         1.78%     9/18/2002        75,000,000(c)         74,822,000
Quincy Capital
 Corporation                 1.78%     9/16/2002        65,424,000(c)         65,275,197
Quincy Capital
 Corporation                 1.77%     9/19/2002        50,455,000(c)         50,333,445
Quincy Capital
 Corporation                 1.78%     10/8/2002        58,520,000(c)         58,323,243
Receivables Capital
 Corporation                 1.78%     8/16/2002        51,791,000(c)         51,752,588
Receivables Capital
 Corporation                 1.78%     9/20/2002        70,000,000(c)         69,826,944
Triple A One Funding
 Corporation                 1.80%      8/5/2002        33,000,000(c)         32,993,400
Triple A One Funding
 Corporation                 1.75%      8/6/2002        50,000,000(c)         49,987,847
Triple A One Funding
 Corporation                 1.78%      8/9/2002        40,285,000(c)         40,269,065
Triple A One Funding
 Corporation                 1.79%     9/13/2002        63,778,000(c)         63,641,639
Windmill Funding
 Corporation                 1.75%     10/2/2002        50,000,000(c)         49,849,305
Windmill Funding
 Corporation                 1.78%    10/18/2002        50,000,000(c)         49,807,166
                                                                          --------------
                                                                           1,666,374,708
                                                                          --------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------
FOOD AND BEVERAGE (1.23%)
Brown-Forman
 Corporation                 1.75%     8/19/2002     $  30,000,000(c)     $   29,973,750
Brown-Forman
 Corporation                 1.78%     9/19/2002        25,000,000(c)         24,939,431
Nestle Capital
 Corporation                 1.88%      8/7/2002        50,000,000(c)         49,984,333
                                                                          --------------
                                                                             104,897,514
                                                                          --------------
FOREST PRODUCTS (0.23%)
Kimberly-Clark
 Corporation                 1.75%     8/27/2002        20,000,000(c)         19,974,722
                                                                          --------------
GOVERNMENT - DOMESTIC (4.47%)
Federal Home Loan
 Bank                        1.72%     8/23/2002       100,000,000            99,894,889
Federal Home Loan
 Bank                        2.04%     5/23/2003        50,000,000(d)         50,000,000
Federal Home Loan
 Mortgage Corporation        1.77%      8/7/2002        47,125,000            47,111,098
Federal Home Loan
 Mortgage Corporation        1.73%     9/12/2002        41,482,000            41,398,276
Federal National
 Mortgage Association        1.76%      8/7/2002        14,900,000            14,895,629
Federal National
 Mortgage Association        1.73%    10/16/2002       130,000,000           129,525,211
                                                                          --------------
                                                                             382,825,103
                                                                          --------------
HOUSEHOLD PRODUCTS (0.69%)
Proctor & Gamble             1.72%     10/9/2002        58,850,000(c)         58,655,991
                                                                          --------------
INSURANCE (0.23%)
Marsh & McLennan
 Companies                   1.82%     9/10/2002        20,000,000(c)         19,959,556
                                                                          --------------
MANUFACTURING (1.77%)
Avery Dennison
 Corporation                 1.80%      8/1/2002        50,000,000(c)         50,000,000
Paccar Financial
 Corporation                 1.79%      8/8/2002        35,820,000            35,807,533
Paccar Financial
 Corporation                 1.77%      9/5/2002        33,500,000            33,442,352
Snap-on Inc.                 1.76%    11/25/2002        33,000,000(c)         32,812,853
                                                                          --------------
                                                                             152,062,738
                                                                          --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                             PRIME MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------
METALS AND MINING (1.03%)
Alcoa Inc.                   1.75%     8/28/2002     $  88,750,000        $   88,633,516
                                                                          --------------
Oil Services (2.62%)
ChevronTexaco
 Corporation                 1.78%     8/15/2002        30,000,000(c)         29,979,233
ChevronTexaco
 Corporation                 1.75%     9/23/2002        44,870,000            44,754,397
TotalFinaElf                 1.74%     8/27/2002        50,000,000(c)         49,937,167
TotalFinaElf                 1.75%      9/3/2002       100,000,000(c)         99,839,584
                                                                          --------------
                                                                             224,510,381
                                                                          --------------
PHARMACEUTICAL (5.28%)
Abbott Laboratories          1.76%     8/13/2002        40,642,000(c)         40,618,157
Abbott Laboratories          1.75%     8/20/2002        48,050,000(c)         48,005,620
Bayer Corporation            1.76%     9/12/2002       100,000,000(c)         99,794,667
Bayer Corporation            1.74%     9/23/2002        46,300,000(c)         46,181,395
GlaxoSmithKline
 Finance                     1.77%      8/7/2002        28,650,000(c)         28,641,548
GlaxoSmithKline
 Finance                     1.75%     9/30/2002        70,000,000(c)         69,795,833
GlaxoSmithKline
 Finance                     1.76%     10/4/2002        70,000,000(c)         69,780,978
Schering-Plough
 Corporation                 1.75%     9/18/2002        50,000,000            49,883,333
                                                                          --------------
                                                                             452,701,531
                                                                          --------------
PRINTING & PUBLISHING (1.20%)
Gannett Company              1.75%     8/15/2002        50,000,000(c)         49,965,972
Gannett Company              1.75%      9/6/2002        53,000,000(c)         52,907,250
                                                                          --------------
                                                                             102,873,222
                                                                          --------------
RETAIL STORES (0.08%)
CVS Corporation              1.80%      8/1/2002         7,200,000(c)          7,200,000
                                                                          --------------
UTILITIES - ELECTRIC (0.35%)
Baltimore Gas &
 Electric Company            1.90%      9/3/2002        30,322,000(d)         30,322,000
                                                                          --------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------
UTILITIES - TELEPHONE (3.70%)
BellSouth Corporation        4.11%     4/26/2003     $ 100,000,000        $  101,018,033
SBC Communications
 Inc.                        1.94%      8/8/2002        40,000,000(c)         39,984,911
SBC Communications
 Inc.                        1.77%     9/11/2002        60,000,000(c)         59,879,050
Verizon Global Funding       1.80%     8/20/2002        50,000,000            49,952,500
Verizon Global Funding       2.00%    11/15/2002        66,735,000(c)         66,342,005
                                                                          --------------
                                                                             317,176,499
----------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER &
 OTHER CORPORATE OBLIGATIONS
 (amortized cost: $8,501,602,944)                                         $8,501,602,944
----------------------------------------------------------------------------------------
TAXABLE MUNICIPALS (0.64%):
----------------------------------------------------------------------------------------
New York City G.O.,
 FGIC Insured                1.90%      8/5/2002        18,350,000        $   18,350,000
New York City G.O.,
 FGIC Insured                1.88%     8/19/2002        36,500,000            36,500,000
----------------------------------------------------------------------------------------
Total Taxable Municipals
 (amortized cost: $54,850,000)                                            $   54,850,000
----------------------------------------------------------------------------------------
Total Investments in Securities
 (amortized cost: $8,556,452,944) (b)                                     $8,556,452,944
========================================================================================

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                       U.S. GOVERNMENT MONEY MARKET FUND
                            INVESTMENTS IN SECURITIES
                                  JULY 31, 2002
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------
        (Percentages of each investment category relate to total net assets.)
GOVERNMENT & AGENCIES SECURITIES (99.93%):
----------------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK (1.45%)
                             1.76%     8/16/2002     $  16,000,000        $   15,988,187
                                                                          --------------
FEDERAL HOME LOAN BANK (27.08%)
                             1.76%      8/2/2002        25,000,000            24,998,778
                             1.71%      8/9/2002        19,888,000            19,880,443
                             1.72%     8/16/2002        20,100,000            20,085,595
                             1.74%     8/28/2002        52,200,000            52,131,879
                             1.73%      9/6/2002        17,124,000            17,094,375
                             1.73%     9/20/2002        26,670,000            26,605,918
                             1.72%    10/11/2002        25,450,000            25,363,668
                             1.68%    10/23/2002        13,000,000            12,949,647
                             1.68%    10/25/2002        40,000,000            39,841,333
                             1.97%    11/15/2002        20,000,000            20,250,958
                             1.89%    11/29/2002        22,029,000            21,890,217
                             2.04%     12/4/2002        10,000,000            10,015,467
                             2.08%     2/14/2003         7,000,000             7,000,000
                                                                          --------------
                                                                             298,108,278
                                                                          --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (23.78%)
                             1.74%      8/1/2002        35,580,000            35,580,000
                             2.45%     8/15/2002        12,000,000            12,018,810
                             1.68%     8/20/2002        16,100,000            16,085,725
                             1.76%     8/23/2002        19,580,000            19,558,941
                             1.75%     9/11/2002        26,360,000            26,307,463
                             1.74%     9/12/2002        36,450,000            36,376,219
                             1.72%    10/17/2002        40,000,000            39,852,844
                             1.73%    10/23/2002        12,750,000            12,699,145
                             1.72%    10/24/2002        15,530,000            15,467,854
                             1.75%    11/22/2002        48,000,000            47,739,943
                                                                          --------------
                                                                             261,686,944
                                                                          --------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------
        (Percentages of each investment category relate to total net assets.)
GOVERNMENT & AGENCIES SECURITIES (CONTINUED):
----------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (47.62%)
                             1.86%      8/5/2002     $  34,250,000        $   34,242,922
                             1.80%      8/7/2002        32,550,000            32,540,235
                             1.77%      8/8/2002        35,000,000            34,987,954
                             1.83%     8/12/2002        30,000,000            29,983,225
                             1.78%     8/14/2002        41,700,000            41,673,196
                             1.85%     8/15/2002        25,000,000            25,046,335
                             1.74%     8/21/2002        64,700,000            64,637,776
                             1.78%      9/3/2002        33,620,000            33,565,143
                             1.74%      9/4/2002        35,240,000            35,182,243
                             1.73%     9/11/2002        12,800,000            12,774,780
                             1.73%     9/18/2002        33,881,000            33,803,001
                             1.73%     9/25/2002        35,000,000            34,907,760
                             1.73%     10/2/2002        24,000,000            23,928,493
                             1.73%     10/9/2002        16,370,000            16,315,877
                             1.73%    10/16/2002        42,080,000            41,926,314
                             1.89%     11/6/2002        28,800,000            28,653,336
                                                                          --------------
                                                                             524,168,592
----------------------------------------------------------------------------------------
Total Government & Agencies Securities
 (amortized cost: $1,099,952,001)                                         $1,099,952,001
----------------------------------------------------------------------------------------
Total Investments in Securities
 (amortized cost: $1,099,952,001) (b)                                     $1,099,952,001
========================================================================================

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                            INVESTMENTS IN SECURITIES
                                  JULY 31, 2002
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------
        (Percentages of each investment category relate to total net assets.)
ALABAMA (1.34%)
City of Birmingham, LOC
 Societe General             1.30%     10/1/2015     $   2,500,000(e)     $    2,500,000
Mobile Industrial
 Development Board
 (Dock & Wharf), LOC
 Wachovia Bank               1.30%      6/1/2032         6,265,000(e)          6,265,000
University Hospital
 Revenue, AMBAC
 Insured                     1.26%      9/1/2031         3,400,000(e)          3,400,000
                                                                          --------------
                                                                              12,165,000
                                                                          --------------
ARIZONA (3.08%)
Apache County IDR,
 LOC Toronto Dominion
 Bank                        1.35%    12/15/2018        11,600,000(e)         11,600,000
Glendale IDA Senior
 Living Facilities
 Revenue (Friendship
 Retirement Project),
 LOC Wells Fargo             1.40%     12/1/2014         1,110,000(e)          1,110,000
City of Phoenix IDA,
 Multifamily Revenue
 (Del Mar Terrace),
 Guaranty: FHLMC             1.35%     10/1/2029         3,000,000(e)          3,000,000
Scottsdale IDA Hospital
 Revenue, AMBAC
 Insured                     1.25%      9/1/2022         2,300,000(e)          2,300,000
Tucson IDA (La Entrada
 Apartments Project),
 Guaranty: FNMA              1.35%     7/15/2031         2,750,000(e)          2,750,000
University of Arizona,
 AMBAC Insured               1.35%      6/1/2025         7,200,000(e)          7,200,000
                                                                          --------------
                                                                              27,960,000
                                                                          --------------
CALIFORNIA (2.62%)
City of Irvine Ranch
 Water District, LOC
 Landesbank
 Hessen-Thuringen            1.15%    11/15/2013         1,100,000(e)          1,100,000
City of Santa Barbara,
 Escrowed to Maturity        1.55%     10/1/2002         2,250,000(e)          2,314,059
City of Stanislaus Waste
 to Energy Financial
 Authority, MBIA Insured     1.25%      1/1/2010        15,000,000(e)         15,000,000
Los Angeles Regional
 Airport Improvement
 Authority (L. A.
 International), LOC
 Societe General             1.33%     12/1/2025           900,000(e)            900,000

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------
        (Percentages of each investment category relate to total net assets.)
CALIFORNIA (CONTINUED)
Orange County Financial
 Planning Revenue,
 AMBAC Insured               1.25%     11/1/2014     $   3,380,000(e)     $    3,380,000
State Infrastructure and
 Economy, AMBAC
 Insured                     1.20%      4/1/2042         1,100,000(e)          1,100,000
                                                                          --------------
                                                                              23,794,059
                                                                          --------------
COLORADO (3.62%)
Adams County IDR, LOC
 Citibank                    1.30%     11/1/2008         3,400,000(e)          3,400,000
Aurora Centretech Metro
 District, LOC BNP
 Paribas                     2.10%     12/1/2002         1,000,000             1,000,000
Denver County City &
 County Convention
 Center, FSA Insured         1.25%      9/1/2025         5,000,000(e)          5,000,000
Douglas County
 Multifamily (Autumn
 Chase), Guaranty:
 FHLMC                       1.35%     12/1/2029         3,900,000(e)          3,900,000
Dove Valley Metropolitan
 District GO, LOC BNP
 Paribas                     2.25%     11/1/2002           820,000               820,000
Dove Valley Metropolitan
 District GO, LOC BNP
 Paribas                     2.25%     11/1/2002         2,830,000             2,830,000
Dove Valley Metropolitan
 District GO, LOC BNP
 Paribas                     2.25%     11/1/2002         3,945,000             3,945,000
Interstate South Metro
 District, LOC BNP
 Paribas                     2.25%     11/1/2002         3,245,000             3,245,000
Jefferson County
 Revenue, LOC
 Wells Fargo                 1.40%      6/1/2010         1,530,000(e)          1,530,000
NBC Metropolitan District
 GO, LOC U.S. Bank           2.00%     12/1/2002         2,455,000             2,455,000
State Education &
 Cultural Facilities
 Revenue Authority, LOC
 Wells Fargo Bank            1.40%      1/1/2021         1,540,000(e)          1,540,000
State Health Facilities
 Authority, MBIA Insured     1.30%     5/15/2020           102,000(e)            102,000
State Health Facilities
 Authority (Visiting
 Nurses), LOC Wells
 Fargo Bank                  1.35%      7/1/2022           850,000(e)            850,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

COLORADO (CONTINUED)
Willow Trace Metro
 District (Arapahoe
 County), LOC
 U.S. Bank                   2.00%     12/1/2002     $   2,290,000        $    2,290,000
                                                                          --------------
                                                                              32,907,000
                                                                          --------------
CONNECTICUT (0.17%)
State Health and
 Education, LOC
 Wachovia Bank               1.20%      7/1/2030         1,500,000(e)          1,500,000
                                                                          --------------
DISTRICT OF COLUMBIA (0.51%)
District Revenue Pooled
 Loan, LOC Bank of
 America                     1.35%      1/1/2029         4,645,000(e)          4,645,000
                                                                          --------------
FLORIDA (11.86%)
Alachua County Health
 Facilities Authority,
 MBIA Insured                1.24%     12/1/2026         5,300,000(e)          5,300,000
Collier County Health
 Facilities Authority, LOC
 Wachovia Bank               1.30%     12/1/2024         6,100,000(e)          6,100,000
Dade County Aviation
 Revenue, LOC JP
 Morgan Chase                1.27%     10/1/2009         1,900,000(e)          1,900,000
Dade County IDA
 Revenue, LOC Societe
 Generale                    1.35%      1/1/2016           200,000(e)            200,000
Dade County Water &
 Sewer System
 Revenue, FGIC Insured       1.35%     10/5/2022           300,000(e)            300,000
Jacksonville Capital
 Project Revenue,
 AMBAC Insured               1.30%     10/1/2022         4,900,000(e)          4,900,000
Jacksonville Health
 Facilities Authority
 Hospital Revenue,
 MBIA Insured                1.30%     8/15/2019         4,600,000(e)          4,600,000
Lakeland Energy System
 Revenue, SPBA Toronto
 Dominion                    1.30%     10/1/2035         1,100,000(e)          1,100,000
Miami Health Facilities
 Authority (Mercy
 Hospital), LOC Bank of
 America                     1.30%      8/1/2020         7,175,000(e)          7,175,000
Orange County School
 Board, AMBAC Insured        1.30%      8/1/2025           300,000(e)            300,000

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

FLORIDA (CONTINUED)
Palm Beach County
 Housing Finance
 Development Authority,
 LOC Credit Suisse First
 Boston                      1.30%     11/1/2007     $   4,600,000(e)     $    4,600,000
Palm Beach County
 Housing Finance
 Development Authority
 (Mahogany), Guaranty:
 Credit Suisse First
 Boston                      1.30%     11/1/2007         3,000,000(e)          3,000,000
Pinellas County
 Education Facilities
 Authority, LOC
 Wachovia Bank               1.35%      8/6/2002         3,500,000             3,500,000
Pinellas County
 Education Facilities
 Authority, LOC
 Wachovia Bank               1.35%     8/19/2002         5,000,000             5,000,000
St. John's County
 Housing Finance
 Authority, FNMA
 Collateralized              1.35%     2/15/2028        11,600,000(e)         11,600,000
St. John's County
 Industrial Development
 Authority Health Care
 (Glenmoor Project),
 Guaranty: LaSalle Bank      1.30%      1/1/2007         4,400,000(e)          4,400,000
State Municipal Power
 Agency, Escrowed to
 Maturity                    1.55%     10/1/2002         3,000,000             3,082,962
State Housing Finance
 Agency, FHMLC
 Collateralized              1.21%      7/1/2007           470,000(e)            470,000
State Municipal Power
 Agency, LOC Wachovia
 Bank                        1.30%      8/5/2002        10,625,000            10,625,000
State Municipal Power
 Agency, LOC Wachovia
 Bank                        1.70%      8/7/2002        12,900,000            12,900,000
State Municipal Power
 Agency, LOC Wachovia
 Bank                        1.30%     8/20/2002         1,800,000             1,800,000
State Municipal Power
 Agency, LOC Wachovia
 Bank                        1.30%    10/21/2002         9,935,000             9,935,000
West Orange Health
 District Revenue, LOC
 SunTrust Bank               1.35%      2/1/2022         5,000,000(e)          5,000,000
                                                                          --------------
                                                                             107,787,962
                                                                          --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

GEORGIA (5.26%)
City of Savannah
 Downtown Revenue
 Authority, LOC
 Wachovia Bank               1.30%     10/1/2007     $   6,000,000(e)     $    6,000,000
Clayton County
 Development Authority,
 LOC Commerzbank             1.35%      6/1/2029        15,000,000(e)         15,000,000
Clayton County Housing
 Authority, Guaranty:
 FNMA                        1.35%      9/1/2026         1,300,000(e)          1,300,000
DeKalb County
 Development Authority
 Revenue (Metro Atlanta
 YMCA Project), LOC
 Wachovia Bank               1.30%      6/1/2020         1,000,000(e)          1,000,000
DeKalb Private Hospital
 Authority, LOC SunTrust
 Bank                        1.30%     12/1/2017         1,500,000(e)          1,500,000
DeKalb Private Hospital
 Authority, LOC SunTrust
 Bank                        1.35%      3/1/2024         2,100,000(e)          2,100,000
Marietta Housing
 Authority Multifamily,
 FNMA Collateralized         1.35%      7/1/2024         9,925,000(e)          9,925,000
Marietta Housing
 Authority Multifamily
 (Summit Series A),
 FNMA Collateralized         1.35%     5/15/2007         5,300,000(e)          5,300,000
South Georgia Hospital
 Authority Revenue
 (Alliance Community),
 AMBAC Insured               1.50%      4/1/2029         1,700,000(e)          1,700,000
State Municipal Electric
 Authority, FSA Insured      1.30%      1/1/2016         4,000,000(e)          4,000,000
                                                                          --------------
                                                                              47,825,000
                                                                          --------------
ILLINOIS (8.08%)
City of Elmhurst
 Revenue, LOC Dexia
 Credit Locale de
 France                      1.35%      7/1/2018         9,665,000(e)          9,665,000
City of Galesburg
 Revenue (Knox
 College), LOC LaSalle
 Bank                        1.35%      7/1/2024         2,000,000(e)          2,000,000
City of Galesburg
 Revenue (Knox
 College), LOC LaSalle
 Bank                        1.43%      3/1/2031         6,500,000(e)          6,500,000

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------
ILLINOIS (CONTINUED)
City of Lisle Multifamily
 (Four Lakes Phase V),
 LOC FNMA                    1.35%     9/15/2026     $   9,000,000(e)     $    9,000,000
Hoffman Estates Tax
 Revenue, AMBAC
 Insured                     1.87%    11/15/2002         2,400,000             2,421,472
Joliet Regional Port
 District, Guaranty:
 ExxonMobil Corporation      1.20%     10/1/2024           100,000(e)            100,000
State Development
 Finance Authority (A.E.
 Stanley Manufacturing),
 LOC UBS AG                  1.25%     12/1/2005         1,600,000(e)          1,600,000
State Development
 Finance Authority
 (Aurora Center), LOC
 Northern Trust
 Company                     1.40%      4/1/2024         4,300,000(e)          4,300,000
State Development
 Finance Authority
 (Chicago) LOC Bank of
 America                     1.35%      6/1/2031         2,000,000(e)          2,000,000
State Development
 Finance Authority (Lake
 Forest), LOC Northern
 Trust Company               1.40%     12/1/2024         1,000,000(e)          1,000,000
State Development
 Finance Authority
 Pollution Control
 (Amoco Oil), LOC UBS
 AG                          1.30%     11/1/2012         1,100,000(e)          1,100,000
State Development
 Finance Authority
 Pollution Control, LOC
 Bank One                    1.40%      9/1/2008         4,000,000(e)          4,000,000
State Health and
 Education, LOC Bank
 One                         1.33%      1/1/2028         2,400,000(e)          2,400,000
State Health Facilities
 Authority, MBIA Insured     1.35%     8/19/2002         1,900,000             1,900,000
State Health Facilities
 Authority (Resurrection
 Health), FSA Insured        1.35%     5/15/2029         6,300,000(e)          6,300,000
State Health Facilities
 Authority Revenue,
 AMBAC Insured               1.35%     8/15/2029         2,000,000(e)          2,000,000
State Health Facilities
 Authority Revenue,
 LOC U.S. Bank               1.40%      3/1/2031         3,000,000(e)          3,000,000
State Toll Highway
 Revenue, FSA Insured        1.40%      1/1/2017         3,500,000(e)          3,500,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

ILLINOIS (CONTINUED)
State Toll Highway
 Revenue, MBIA Insured       1.25%      1/1/2010     $   9,100,000(e)     $    9,100,000
Will County Community
 United School District,
 FSA Insured                 1.75%     11/1/2002         1,515,000             1,528,104
                                                                          --------------
                                                                              73,414,576
                                                                          --------------
INDIANA (2.48%)
Princeton PCR (PSI
 Energy Inc.), LOC JP
 Morgan Chase                1.25%      4/1/2022         3,100,000(e)          3,100,000
State Bond Bank,
 AMBAC Insured               2.10%      2/1/2003         1,085,000             1,099,182
State Health Facilities
 Authority (Capital
 Access Pool), LOC
 Comerica Bank               1.35%     12/1/2002         1,400,000(e)          1,400,000
State Health Facilities
 Authority (Capital
 Access Pool), LOC
 Comerica Bank               1.35%      1/1/2012         1,100,000(e)          1,100,000
State Health Facilities
 Financial Authority, LOC
 Comerica Bank               1.35%      4/1/2012         2,740,000(e)          2,740,000
State Health Facilities
 Financial Authority, LOC
 Comerica Bank               1.35%      1/1/2016         3,600,000(e)          3,600,000
State Health Facilities
 Financial Authority, LOC
 U.S. Bank                   1.35%      1/1/2022           380,000(e)            380,000
State Municipal Power
 Agency, LOC Toronto
 Dominion Bank               1.30%      1/1/2018         7,900,000(e)          7,900,000
State Transition Finance
 Authority, Escrowed in
 Governments                 1.55%     11/1/2002         1,200,000             1,238,755
                                                                          --------------
                                                                              22,557,937
                                                                          --------------
IOWA (6.14%)
State Finance Authority,
 LOC U.S. Bank               1.35%      7/1/2031         1,000,000(e)          1,000,000
State Finance Authority
 Revenue (Burlington
 Medical Center), FSA
 Insured                     1.30%      6/1/2027         1,200,000(e)          1,200,000
State Finance Authority
 Revenue (Diocese Of
 Sioux City), LOC Wells
 Fargo                       1.40%      3/1/2019         3,300,000(e)          3,300,000

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

IOWA (CONTINUED)
State Finance Authority
 Revenue (Museum
 Facilities), LOC Wells
 Fargo                       1.40%      5/1/2012     $   7,300,000(e)     $    7,300,000
State Finance Authority
 Revenue (Small
 Business Development),
 Guaranty: DuPont
 de Nemours                  1.40%     11/1/2015         5,500,000(e)          5,500,000
State Finance Authority
 Revenue (YMCA &
 Rehabilitation Center),
 LOC Bank of America         1.40%      4/1/2025         2,985,000(e)          2,985,000
State Higher Education
 Loan Authority
 Revenue, LOC LaSalle
 Bank                        1.25%     11/1/2030         2,415,000(e)          2,415,000
State Higher Education
 Loan Authority
 Revenue, LOC
 Wells Fargo Bank            1.40%     10/1/2009         7,095,000(e)          7,095,000
State Higher Education
 Loan Authority
 Revenue, LOC
 Wells Fargo Bank            1.40%     11/1/2016        10,000,000(e)         10,000,000
State School Cash
 Assistance Program,
 FSA Insured                 1.48%     1/30/2003         1,000,000             1,003,780
State School Cash
 Assistance Program,
 FSA Insured                 1.65%     6/20/2003         6,500,000             6,562,235
Webster County
 Education, LOC Wells
 Fargo Bank                  1.40%      7/1/2020         3,000,000(e)          3,000,000
Woodbury County
 (Siouxland Regional
 Cancer Center), LOC
 Wells Fargo Bank            1.40%     12/1/2014         4,430,000(e)          4,430,000
                                                                          --------------
                                                                              55,791,015
                                                                          --------------
KANSAS (0.31%)
Saline County United
 School District GO,
 FSA Insured                 1.82%      9/1/2002         1,500,000             1,503,062
State Development
 Authority Health
 Facilities Revenue
 (Stormont Vail
 Healthcare), MBIA
 Insured                     1.30%    11/15/2023         1,000,000(e)          1,000,000

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

KANSAS (CONTINUED)
State Development
 Finance Authority
 Revenue Bond (Shalom
 Obligated Group), LOC
 LaSalle Bank                1.25%    11/15/2028     $     300,000(e)     $      300,000
                                                                          --------------
                                                                               2,803,062
                                                                          --------------
KENTUCKY (0.66%)
Kenton County Airport,
 LOC Commerzbank             1.35%     10/1/2030         5,000,000(e)          5,000,000
State Property & Building
 Commission Revenue,
 AMBAC Insured               1.50%     11/1/2002         1,000,000             1,008,725
                                                                          --------------
                                                                               6,008,725
                                                                          --------------
LOUISIANA (3.58%)
Lake Charles Harbor and
 Revenue (Conoco Inc.),
 LOC Bank One                1.30%      9/1/2029         2,800,000(e)          2,800,000
South Port Commission
 (Marine Terminal), LOC
 Bayerische Landesbank       1.35%      7/1/2021         1,950,000(e)          1,950,000
State Public Facilities
 Authority, AMBAC
 Insured                     1.35%     8/26/2002         5,000,000             5,000,000
State Public Facilities
 Authority (Christus),
 AMBAC Insured               1.35%     8/20/2002         8,100,000             8,100,000
State Public Facilities
 Authority (Emberwood),
 LOC General Electric
 Capital                     1.35%     10/1/2022         3,000,000(e)          3,000,000
State Public Facilities
 Authority (Kenner
 Hotel), LOC Bank of
 America                     1.25%     12/1/2015           100,000(e)            100,000
State Offshore Terminal
 Authority (Deepwater
 Port), LOC Bank One         1.35%      9/1/2008         4,000,000(e)          4,000,000
State Offshore Terminal
 Authority (Deepwater
 Port), LOC Bank One         1.40%     10/1/2019         7,605,000(e)          7,605,000
                                                                          --------------
                                                                              32,555,000
                                                                          --------------
MAINE (0.40%)
State Health & Higher
 Education (Bowdoin
 College), LOC: State
 Street Bank & Trust         1.34%      7/1/2025         3,630,000(e)          3,630,000
                                                                          --------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

MARYLAND (1.77%)
Montgomery County
 Housing Opportunities
 Commission (Oakwood
 Apartments), LOC
 FHLMC                       1.35%     11/1/2007     $  13,050,000(e)     $   13,050,000
State Health & Higher
 Education Facilities,
 LOC U.S. Bank               1.25%      4/1/2035         3,000,000(e)          3,000,000
                                                                          --------------
                                                                              16,050,000
                                                                          --------------
MASSACHUSETTS (1.05%)
State Health and
 Educational Facilities
 Authority Revenue
 (Capital Assets
 Program), MBIA Insured      1.25%      1/1/2019         3,300,000(e)          3,300,000
State Health and
 Educational Facilities
 Authority Revenue
 (Capital Assets
 Program), MBIA Insured      1.25%      1/1/2035         2,300,000(e)          2,300,000
State Water Resource
 Authority, AMBAC
 Insured                     1.25%      4/1/2028         3,900,000(e)          3,900,000
                                                                          --------------
                                                                               9,500,000
                                                                          --------------
MICHIGAN (3.00%)
Detroit Sewage Disposal
 Revenue, FGIC Insured       1.35%      7/1/2029         1,900,000(e)          1,900,000
Ingham County Economic
 Development (Martin
 Luther), LOC
 Bank One                    1.40%      4/1/2022           985,000(e)            985,000
State Building Authority,
 AMBAC Insured               1.67%     10/1/2002         1,700,000             1,712,086
State Grant Anticipation,
 FSA Insured                 1.25%     9/15/2008         5,300,000(e)          5,300,000
State Grant Anticipation,
 FSA Insured                 1.30%     9/15/2008        10,300,000(e)         10,300,000
State Housing
 Development Authority
 Rental Housing, MBIA
 Insured                     1.30%      4/1/2024         2,075,000(e)          2,075,000
State Multi-Modal School
 Board GO                    2.15%     10/2/2002         5,000,000             5,000,000
                                                                          --------------
                                                                              27,272,086
                                                                          --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

MINNESOTA (2.39%)
Arden Hills Housing and
 Health Care Facilities
 Revenue (Presbyterian
 Homes), LOC U.S.
 Bank                        1.35%      9/1/2029     $     150,000(e)     $      150,000
City of Cohasset (MN
 Power & Light Project),
 LOC ABN AMRO                1.25%     12/1/2007           200,000(e)            200,000
City of Cohasset (MN
 Power & Light Project),
 LOC ABN AMRO                1.25%      6/1/2020           225,000(e)            225,000
City of Minneapolis
 Revenue, LOC Wells
 Fargo Bank                  1.35%     11/1/2016         2,090,000(e)          2,090,000
City of Minneapolis
 Revenue, LOC Wells
 Fargo Bank                  1.30%      6/1/2032         5,000,000(e)          5,000,000
City of St. Paul Housing
 and Redevelopment
 Authority (Science
 Museum Project), LOC
 U.S. Bank                   1.40%      5/1/2027           100,000(e)            100,000
City of St. Paul Housing
 and Redevelopment
 Authority (Science
 Museum Project), LOC
 U.S. Bank                   1.35%      5/1/2027         4,640,000(e)          4,640,000
Hennepin County, LOC
 Westdeutsche
 Landesbank                  1.25%     12/1/2010         4,200,000(e)          4,200,000
Minneapolis/St. Paul
 Health Care, Escrowed
 to Maturity                 1.60%     8/15/2002         2,105,000             2,109,592
State of Minnesota,
 Escrowed in
 Governments                 1.40%      8/1/2002         3,000,000             3,000,000
                                                                          --------------
                                                                              21,714,592
                                                                          --------------
MISSISSIPPI (0.61%)
Jackson County PCR,
 Guaranty:
 ChevronTexaco
 Corporation                 1.30%      6/1/2023           600,000(e)            600,000
State Business Finance
 Corporation (Mississippi
 College Project), LOC
 Bank of America             1.35%      2/1/2009         4,900,000(e)          4,900,000
                                                                          --------------
                                                                               5,500,000
                                                                          --------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

MISSOURI (1.07%)
Columbia Special
 Obligation, LOC Toronto
 Dominion Bank               1.30%      6/1/2008     $   4,450,000(e)     $    4,450,000
Columbia Water &
 Electricity Revenue,
 LOC Toronto Dominion
 Bank                        1.30%     12/1/2015         3,000,000(e)          3,000,000
Independence IDA
 (Groves & Graceland),
 LOC Dexia Credit Local
 de France                   1.25%     11/1/2027            45,000(e)             45,000
State Health &
 Educational Facilities
 Authority (St. Francis
 Medical Center), LOC
 Dexia Credit Local de
 France                      1.25%      6/1/2026           260,000(e)            260,000
St. Charles County
 Industrial Development
 Authority IDR
 (Remington
 Apartments), Guaranty:
 FNMA                        1.33%      2/1/2023         2,000,000(e)          2,000,000
                                                                          --------------
                                                                               9,755,000
                                                                          --------------
NEBRASKA (1.75%)
Lancaster County
 Hospital Authority
 (Bryan Memorial), MBIA
 Insured                     1.30%      6/1/2012         6,185,000(e)          6,185,000
Lancaster County
 Hospital Authority
 (Immanuel), LOC
 LaSalle Bank                1.35%      7/1/2030         5,485,000(e)          5,485,000
Scotts Bluff County
 Hospital Authority, LOC
 US Bank                     1.50%     12/1/2031         4,275,000(e)          4,275,000
                                                                          --------------
                                                                              15,945,000
                                                                          --------------
NEVADA (0.36%)
City of Reno, MBIA
 Insured                     1.30%     5/15/2023           300,000(e)            300,000
Clark County Airport
 Revenue, LOC
 Bayerische Landesbank       1.26%      7/1/2029         1,600,000(e)          1,600,000
Clark County School
 District, FSA Insured       1.20%     6/15/2021         1,330,000(e)          1,330,000
                                                                          --------------
                                                                               3,230,000
                                                                          --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                      INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

NEW HAMPSHIRE (0.65%)
State Health & Education
 Facilities Revenue, FSA
 Insured                     1.35%      8/1/2031     $   4,935,000(e)     $    4,935,000
State Health & Education
 Facilities Revenue,
 FGIC Insured                1.30%      7/1/2021           995,000(e)            995,000
                                                                          --------------
                                                                               5,930,000
                                                                          --------------
NEW YORK (0.68%)
New York City GO, LOC
 JP Morgan Chase             1.20%     8/15/2020           400,000(e)            400,000
New York City Housing
 Development
 Corporation Mortgage
 Revenue, LOC JP
 Morgan Chase                1.25%      1/1/2023           400,000(e)            400,000
New York City Municipal
 Water Finance
 Authority, FGIC Insured     1.25%     6/15/2022         1,600,000(e)          1,600,000
State Energy Research
 and Development
 Authority, LOC JP
 Morgan Chase                1.20%      6/1/2029           300,000(e)            300,000
State Energy Research
 and Development
 Authority (Orange &
 Rockland Project),
 FGIC Insured                1.15%     10/1/2014         3,500,000(e)          3,500,000
                                                                          --------------
                                                                               6,200,000
                                                                          --------------
NORTH CAROLINA (1.78%)
City of Greensboro
 Enterprise System
 Revenue, LOC Bank of
 America                     1.35%      6/1/2024         2,300,000(e)          2,300,000
State Education Facilities
 Financial Agency
 Revenue (Bowman
 Gray School of
 Medicine), LOC
 Wachovia Bank               1.30%      9/1/2020         5,000,000(e)          5,000,000
State Education Facilities
 Financial Agency
 Revenue (Elon
 College), LOC Bank of
 America                     1.30%      1/1/2019         2,165,000(e)          2,165,000
State Medical Care
 Commission Hospital
 (Angel Medical Care
 Center), LOC Wachovia
 Bank                        1.35%     10/1/2016         3,300,000(e)          3,300,000

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

NORTH CAROLINA (CONTINUED)
State Medical Center
 Commission Revenues
 (Carolina Meadows
 Project), LOC Wachovia
 Bank                        1.25%      6/1/2028     $     100,000(e)     $      100,000
State Medical Center
 Commission Revenue,
 AMBAC Insured               1.30%    11/15/2028         3,000,000(e)          3,000,000
State Medical Center
 Commission Revenue,
 LOC Wachovia Bank           1.30%     10/1/2013           300,000(e)            300,000
                                                                          --------------
                                                                              16,165,000
                                                                          --------------
NORTH DAKOTA (0.01%)
City of Grand Forks
 Hospital Facilities
 Revenue (United
 Hospital), LOC LaSalle
 Bank                        1.33%     12/1/2025           100,000(e)            100,000
                                                                          --------------
OHIO (2.53%)
City of Cleveland Tax
 Revenue, AMBAC
 Insured                     1.30%     5/15/2024         5,200,000(e)          5,200,000
Franklin County Hospital
 Revenue, LOC JP
 Morgan Chase                1.30%     12/1/2020         4,715,000(e)          4,715,000
Franklin County Hospital
 Revenue, LOC JP
 Morgan Chase                1.30%     12/1/2021         2,855,000(e)          2,855,000
State Housing Finance
 Agency Multifamily
 Housing Revenue
 (Kenwood Retirement),
 LOC JP Morgan Chase         1.25%     12/1/2015         4,300,000(e)          4,300,000
Warren County Health
 Care Facility (Otterbein
 Homes), LOC Fifth
 Third Bank                  1.50%      7/1/2023         5,904,000(e)          5,904,000
                                                                          --------------
                                                                              22,974,000
                                                                          --------------
OKLAHOMA (0.11%)
Garfield County Industrial
 Authority PCR,
 Guaranty: Oklahoma
 Gas & Electric              2.40%      1/1/2025         1,000,000(e)          1,000,000
                                                                          --------------
OREGON (0.44%)
Tri-County Metropolitan
 Transportation District
 Interstate, LOC
 Bayerische Landesbank       1.30%     12/1/2021         4,000,000(e)          4,000,000
                                                                          --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                     INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

PENNSYLVANIA (4.00%)
City of Emmaus General
 Authority Revenue,
 LOC Bayerische
 Landesbank                  1.30%      3/1/2024     $   1,000,000(e)     $    1,000,000
City of Emmaus General
 Authority Revenue,
 LOC Bayerische
 Landesbank                  1.30%      3/1/2024         1,600,000(e)          1,600,000
City of Emmaus General
 Authority Revenue,
 LOC Bayerische
 Landesbank                  1.30%      3/1/2024         5,000,000(e)          5,000,000
City of Emmaus General
 Authority Revenue,
 LOC Goldman Sachs           1.35%      3/1/2024         1,300,000(e)          1,300,000
City of Emmaus General
 Authority Revenue,
 LOC Goldman Sachs           1.35%      3/1/2024         3,500,000(e)          3,500,000
City of Emmaus General
 Authority Revenue,
 LOC Goldman Sachs           1.35%      3/1/2024         8,500,000(e)          8,500,000
Quakertown Hospital
 Authority Revenue,
 LOC PNC Bank                1.35%      7/1/2005        10,000,000(e)         10,000,000
South Fork Municipal
 Hospital Authority, MBIA
 Insured                     1.30%      7/1/2028           700,000(e)            700,000
Washington County
 (Higher Education Pool
 Lease), LOC Wachovia
 Bank                        1.40%     11/1/2005         4,800,000(e)          4,800,000
                                                                          --------------
                                                                              36,400,000
                                                                          --------------
RHODE ISLAND (0.64%)
State Health and
 Education Building
 Corporation, LOC Bank
 of New York                 1.34%      7/1/2031         4,400,000(e)          4,400,000
State Industrial Facilities,
 Guaranty: ExxonMobil
 Corporation                 1.25%      2/1/2025         1,450,000(e)          1,450,000
                                                                          --------------
                                                                               5,850,000
                                                                          --------------
SOUTH CAROLINA (3.02%)
Florence County Hospital
 Revenue (McLeod
 Regional Medical
 Center), FGIC Insured       1.40%     11/1/2015         2,800,000(e)          2,800,000

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

SOUTH CAROLINA (CONTINUED)
State Housing Finance
 and Development
 Authority (Oakridge
 McGuire), LOC
 Wachovia Bank               1.35%      7/1/2007     $   1,990,000(e)     $    1,990,000
State Housing Finance
 Revenue, Guaranty:
 FHLMC                       1.40%      8/1/2031         8,600,000(e)          8,600,000
State Jobs Economic
 Development Authority
 (Catholic Diocese), LOC
 Bank of America             1.40%      9/1/2016         4,700,000(e)          4,700,000
State Jobs Economic
 Development Authority
 (Orangeburg Regional
 Medical Center),
 AMBAC Insured               1.25%     2/15/2028         1,090,000(e)          1,090,000
York County PCR,
 Guaranty: Duke Power
 Company                     1.35%      8/6/2002         8,250,000             8,250,000
                                                                          --------------
                                                                              27,430,000
                                                                          --------------
SOUTH DAKOTA (0.40%)
Lawrence County PCR,
 LOC JP Morgan Chase         1.30%      7/1/2032         1,600,000(e)          1,600,000
Sioux Falls Sales Tax
 Revenue, AMBAC
 Insured                     1.57%    11/15/2002         2,000,000             2,017,930
                                                                          --------------
                                                                               3,617,930
                                                                          --------------
TENNESSEE (1.96%)
Clarksville Public Building
 Authority Revenue,
 LOC Bank of America         1.35%     11/1/2027         4,990,000(e)          4,990,000
Hamilton County
 Industrial Development
 (Aquarium), LOC Bank
 of America                  1.35%      3/1/2015         1,100,000(e)          1,100,000
Metropolitan Nashville
 Airport, LOC Bayerische
 Landesbank                  1.30%     10/1/2012         5,000,000(e)          5,000,000
Nashville & Davison
 County Health and
 Educational Facility
 (Meharry Medical
 College Project), LOC
 Bank of America             1.35%      8/1/2018         4,725,000(e)          4,725,000
Signal County Health
 Education, FSA Insured      1.34%      1/1/2028         2,000,000(e)          2,000,000
                                                                          --------------
                                                                              17,815,000
                                                                          --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                     INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

TEXAS (9.79%)
Austin Industrial
 Development
 Corporation, LOC Bank
 One                         1.30%     12/1/2014     $   3,650,000(e)     $   3,650,000
Bexar County Housing
 Finance Authority, LOC
 FNMA                        1.35%     9/15/2026         6,500,000(e)          6,500,000
Brownsville ISD, PSF
 Guaranty                    2.23%     8/15/2002         1,365,000             1,365,138
Gulf Coast IDA, Amoco
 Corporation                 1.65%     12/1/2002         4,065,000             4,065,000
Harris County GO, MBIA
 Insured                     2.83%     8/15/2002         2,000,000             1,997,880
Harris County Health
 Facilities (Children's),
 MBIA Insured                1.30%     10/1/2029         1,000,000(e)          1,000,000
Harris County Hospital
 District, LOC
 Landesbank
 Hessen-Thuringen            1.35%     10/8/2002         6,000,000             6,000,000
Harris County Toll Road,
 Escrowed to Maturity        1.55%     8/15/2002         1,400,000             1,430,600
Irving ISD Capital
 Appreciation, PSF
 Guaranty                    1.70%     2/15/2003         1,000,000               990,948
North East ISD GO, PSF
 Guaranty                    1.60%      2/1/2003         1,500,000             1,540,237
North Texas Higher
 Education Authority,
 LOC Bank of America         1.45%      9/1/2002         4,100,000(e)          4,100,000
Nueces County, Port of
 Corpus Christi Authority,
 LOC Toronto Dominion
 Bank                        1.45%      9/1/2014         2,500,000(e)          2,500,000
Plano Health Facilities,
 MBIA Insured                1.70%      8/8/2002         7,000,000             7,000,000
Port Development
 Corporation, LOC CIBC       1.30%     1/15/2014         1,300,000(e)          1,300,000
Richardson ISD GO, PSF
 Guaranty                    1.60%     2/15/2003         1,000,000             1,018,214
Richardson ISD GO, PSF
 Guaranty                    1.60%     2/15/2003         2,500,000             2,538,760
San Antonio Health
 Facilities Authority
 (Clinical Foundation
 Project), LOC Wells
 Fargo                       1.40%      6/1/2020         2,900,000(e)          2,900,000
Tarrant County Housing
 Finance Corporation
 Revenue, FNMA
 Collateralized              1.35%     2/15/2018         4,000,000(e)          4,000,000

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

TEXAS (CONTINUED)
State Series A, GO           1.48%     10/1/2002     $   1,000,000        $    1,006,855
State Tax & Revenue
 Anticipation Note           1.45%     8/29/2002        34,000,000            34,049,414
                                                                          --------------
                                                                              88,953,046
                                                                          --------------
UTAH (3.99%)
Intermountain Power
 Agency, AMBAC
 Insured                     1.35%     8/19/2002         4,800,000             4,800,000
Intermountain Power
 Agency, LOC Bank of
 Nova Scotia                 1.15%      8/5/2002        20,300,000            20,300,000
Provo Municipal Building
 Authority Lease, LOC
 Wells Fargo Bank            1.40%      5/1/2012         4,200,000(e)          4,200,000
Salt Lake City Revenue,
 LOC Wells Fargo             1.40%     12/1/2021         3,000,000(e)          3,000,000
State Transit Authority
 Sales Tax &
 Transportation, LOC
 Bayerische Landesbank       1.30%      9/1/2030         4,000,000(e)          4,000,000
                                                                          --------------
                                                                              36,300,000
                                                                          --------------
VERMONT (0.94%)
State Education & Health
 Building Finance
 Agency, AMBAC
 Insured                     1.30%     12/1/2030         8,500,000(e)          8,500,000
                                                                          --------------
VIRGINIA (1.50%)
Alexandria IDA (Pooled
 Income Project), LOC
 Bank of America             1.35%      7/1/2026         4,050,000(e)          4,050,000
Fluvanna County IDA
 (Edgecomb Metal), LOC
 Wells Fargo Bank            1.40%     12/1/2009         2,100,000(e)          2,100,000
Hampton Redevelopment
 and Housing Authority
 Multifamily Revenue
 (Shoreline Apartments),
 Guaranty FHLMC              1.35%     12/1/2019         2,520,000(e)          2,520,000
Harrisburg
 Redevelopment
 Authority Multifamily,
 LOC Bank One                1.42%      3/1/2016         2,000,000(e)          2,000,000
Henrico County IDA,
 LOC Bank of America         1.35%      8/1/2023         1,225,000(e)          1,225,000
Louisa County IDA, LOC
 Bank of America             1.35%      1/1/2020         1,755,000(e)          1,755,000
                                                                          --------------
                                                                              13,650,000
                                                                          --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                           TAX-FREE MONEY MARKET FUND
                     INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

WASHINGTON (3.95%)
King County School
 District, FGIC Insured      1.55%     12/1/2002     $   1,250,000        $    1,281,408
Pierce County School
 District GO, AMBAC
 Insured                     1.52%     12/1/2002         2,750,000             2,797,125
Port of Seattle IDR
 Airport Revenue
 (Alaska Air), LOC Bank
 of New York                 1.50%     12/1/2009         2,300,000(e)          2,300,000
Seattle Water System
 Revenue, LOC
 Bayerische Landesbank       1.20%      9/1/2025         4,900,000(e)          4,900,000
State Economic
 Development Revenue
 (Pioneer Human
 Services), LOC U.S.
 Bank                        1.35%      9/1/2018         2,165,000(e)          2,165,000
State GO                     1.50%      9/1/2002         1,000,000             1,003,591
State Health Care
 Facilities Revenue,
 MBIA Insured                1.33%     2/15/2027         2,100,000(e)          2,100,000
State Housing and
 Finance Commission,
 LOC Wells Fargo Bank        1.40%      7/1/2028         4,800,000(e)          4,800,000
State Housing and
 Finance Commission
 (Christa), LOC
 U.S. Bank                   1.40%      7/1/2011         1,000,000(e)          1,000,000
State Housing and
 Finance Commission
 (Emerald Heights), LOC
 U.S. Bank                   1.25%      1/1/2021         1,800,000(e)          1,800,000
State Housing and
 Finance Commission
 (Riverview Retirement),
 LOC U.S. Bank               1.40%      7/1/2022         2,100,000(e)          2,100,000
State Housing and
 Finance Commission
 (Rockwood Retirement
 Home), LOC Wells
 Fargo Bank                  1.25%      1/1/2030         1,600,000(e)          1,600,000
State Housing and
 Finance Commission
 (YMCA of Seattle), LOC
 U.S. Bank                   1.25%      7/1/2011         2,385,000(e)          2,385,000
State Public Power
 (Nuclear Supply), LOC
 JP Morgan Chase             1.25%      7/1/2018         4,645,000(e)          4,645,000

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

WASHINGTON (CONTINUED)
Whatcom County School
 District GO, FSA
 Insured                     1.58%     12/1/2002     $   1,010,000        $    1,018,084
                                                                          --------------
                                                                              35,895,208
                                                                          --------------
WEST VIRGINIA (0.30%)
Marshall County Revenue
 (Bayer Project),
 Guaranty: Bayer
 Corporation                 1.35%      3/1/2009         2,700,000(e)          2,700,000
                                                                          --------------
WISCONSIN (0.66%)
Milwaukee
 Redevelopment
 Authority Revenue
 (Humane Society), LOC
 U.S. Bank                   1.40%      3/1/2019         1,200,000(e)          1,200,000
State Health and
 Education Facilities
 Authority Revenue,
 MBIA Insured                1.37%      8/1/2029         1,850,000(e)          1,850,000
State Health and
 Education Facilities
 Authority Revenue (St.
 Johns United Church
 Project), LOC U.S.
 Bank                        1.40%      2/1/2030         1,150,000(e)          1,150,000
State Health and
 Education Facilities
 Authority Revenue (St.
 Luke's Medical Center),
 LOC Bank One                1.35%     12/1/2017         1,800,000(e)          1,800,000
                                                                          --------------
                                                                               6,000,000
                                                                          --------------
WYOMING (0.29%)
Lincoln County PCR,
 Guaranty: ExxonMobil
 Corporation                 1.20%     11/1/2014           800,000(e)            800,000
Lincoln County PCR
 (Exxon Project), LOC
 Bank of New York            1.25%      8/1/2015         1,300,000(e)          1,300,000
Sweetwater County
 (Pacific Corporation
 Project), LOC
 Bank One                    1.25%      1/1/2014           500,000(e)            500,000
                                                                          --------------
                                                                               2,600,000
----------------------------------------------------------------------------------------
Total Investments in Securities
 (amortized cost: $906,391,198) (b)                                       $  906,391,198
========================================================================================

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                      INSTITUTIONAL PRIME MONEY MARKET FUND
                            INVESTMENTS IN SECURITIES
                                  JULY 31, 2002
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------
        (Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (99.72%):
----------------------------------------------------------------------------------------
AEROSPACE (4.41%)
General Dynamics
 Corporation                 2.08%    12/27/2002     $  20,000,000(c)     $   19,828,978
                                                                          --------------
AGRICULTURAL (2.69%)
Archer Daniels Midland
 Company                     1.76%     9/17/2002        12,100,000(c)         12,072,197
                                                                          --------------
BANKS - DOMESTIC (4.45%)
Branch Banking & Trust       1.77%      8/2/2002        10,000,000            10,000,000
Branch Banking & Trust       1.79%     1/24/2003        10,000,000(d)         10,000,000
                                                                          --------------
                                                                              20,000,000
                                                                          --------------
BANKS - OTHER (19.72%)
Bank of Nova Scotia          1.92%     8/12/2002        22,000,000            22,000,421
Barclays Bank                1.87%     8/13/2002        22,000,000            22,000,144
Canadian Imperial Bank       2.11%    12/31/2002        12,000,000            12,009,105
Dexia Delaware LLC           1.77%    10/15/2002        20,000,000            19,926,250
Northern Rock                1.79%      8/1/2002         4,350,000             4,350,000
Toronto Dominion Bank        2.24%    12/13/2002         8,300,000             8,305,541
                                                                          --------------
                                                                              88,591,461
                                                                          --------------
CHEMICALS (3.06%)
DuPont de Nemours            1.86%    10/15/2002        13,600,000            13,735,131
                                                                          --------------
FINANCIAL - DIVERSIFIED BUSINESS (12.40%)
American International
 Group                       2.31%    12/18/2002         7,275,000             7,384,213
Household Finance
 Corporation                 3.82%      9/9/2002         8,300,000             8,324,303
Merrill Lynch &
 Company                     2.19%      8/1/2003        20,000,000(d)         20,046,666
Wells Fargo Financial
 Corporation                 1.76%     9/10/2002        20,000,000            19,960,889
                                                                          --------------
                                                                              55,716,071
                                                                          --------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (23.24%)
Barton Capital
 Corporation                 1.78%     8/19/2002        17,340,000(c)         17,324,567
Enterprise Funding
 Corporation                 1.79%     8/15/2002        14,840,000(c)         14,829,670
Falcon Asset
 Securitization              1.76%      9/3/2002        20,000,000(c)         19,967,733
Park Avenue
 Receivables
 Corporation                 1.78%     8/22/2002        17,990,000(c)         17,971,320
Quincy Capital
 Corporation                 1.80%      9/5/2002         6,245,000(c)          6,234,071

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------
        (Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (CONTINUED)
Quincy Capital
 Corporation                 1.77%     9/19/2002     $  14,545,000(c)     $   14,509,959
Redwood Receivables
 Corporation                 1.78%     9/16/2002        13,600,000(c)         13,569,068
                                                                          --------------
                                                                             104,406,388
                                                                          --------------
FOOD AND BEVERAGE (0.14%)
Pepsico Inc.                 2.29%      1/2/2003           600,000               608,587
                                                                          --------------
GOVERNMENT - DOMESTIC (14.55%)
Federal Home Loan
 Bank                        1.97%    11/15/2002         6,100,000             6,174,129
Federal Home Loan
 Bank                        2.08%     2/14/2003         8,000,000             8,000,000
Federal Home Loan
 Mortgage Corporation        1.74%    10/10/2002        13,560,000            13,514,254
Federal National
 Mortgage Association        1.69%     9/25/2002        37,750,000            37,652,243
                                                                          --------------
                                                                              65,340,626
                                                                          --------------
HOUSEHOLD PRODUCTS (4.43%)
Proctor & Gamble             1.72%     11/8/2002        20,000,000(c)         19,905,400
                                                                          --------------
MANUFACTURING (1.37%)
Stanley Works Inc.           1.78%    10/17/2002         6,160,000(c)          6,136,548
                                                                          --------------
METALS AND MINING (2.50%)
Alcoa Inc.                   1.75%     8/28/2002        11,250,000            11,235,234
                                                                          --------------
PHARMACEUTICAL (1.32%)
Abbott Laboratories          1.75%     8/20/2002         5,950,000(c)          5,944,505
                                                                          --------------
PRINTING & PUBLISHING (4.49%)
Gannett Company              1.75%     9/12/2002        20,215,000(c)         20,173,728
                                                                          --------------
RETAIL STORES (0.95%)
Wal-Mart Stores Inc.         2.45%     4/15/2003         4,200,000             4,262,422
                                                                          --------------
Total Commercial Paper & Other Corporate
 Obligations (amortized cost: $447,957,276)                               $  447,957,276
----------------------------------------------------------------------------------------
Total Investment in Securities
 (amortized cost: $447,957,276) (b)                                       $  447,957,276
========================================================================================

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                   INSTITUTIONAL TAX-FREE MONEY MARKET FUND
                            INVESTMENTS IN SECURITIES
                                  JULY 31, 2002
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------
        (Percentages of each investment category relate to total net assets.)
ARIZONA (1.19%)
Apache County IDR,
 LOC Toronto Dominion
 Bank                        1.35%    12/15/2018     $   1,400,000(e)     $    1,400,000
Scottsdale IDA Hospital
 Revenue, AMBAC
 Insured                     1.25%      9/1/2022           900,000(e)            900,000
                                                                          --------------
                                                                               2,300,000
                                                                          --------------
CALIFORNIA (2.69%)
Irvine Ranch Water
 District, LOC
 Landesbank
 Hessen-Thuringen            1.15%    11/15/2013           200,000(e)            200,000
Orange County Finance
 Planning Revenue,
 AMBAC Insured               1.25%     11/1/2014         5,000,000(e)          5,000,000
                                                                          --------------
                                                                               5,200,000
                                                                          --------------
COLORADO (2.41%)
Denver County City &
 County Airport,
 Escrowed in
 Governments                 1.55%    11/15/2002         1,000,000             1,036,920
Douglas County
 Multi-family (Autumn
 Chase), Guaranty:
 FHLMC                       1.35%     12/1/2029           600,000(e)            600,000
East Smokey Hill Metro
 District #2, LOC U.S.
 Bank                        2.00%     12/1/2002         2,000,000             2,000,000
Thornton County Water
 Revenue GO, FGIC
 Insured                     1.53%     12/1/2002         1,000,000             1,013,470
                                                                          --------------
                                                                               4,650,390
                                                                          --------------
FLORIDA (6.78%)
Collier County, Health
 Facilities Authority,
 LOC Wachovia Bank           1.30%     12/1/2024           900,000(e)            900,000
Dade County Water &
 Sewer System
 Revenue, FGIC
 Insured                     1.35%     10/5/2022           700,000(e)            700,000
Gainesville Utility
 System, Escrowed to
 Maturity                    1.60%     10/1/2002         1,200,000             1,233,045
Hillsborough County
 Aviation Revenue, LOC
 Commerzbank AG              1.35%     12/1/2030           500,000(e)            500,000

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------
        (Percentages of each investment category relate to total net assets.)
FLORIDA (CONTINUED)
Indiana River County
 Revenue, LOC
 Wachovia Bank               1.35%      7/1/2027     $   2,000,000(e)     $    2,000,000
Miami Health Facilities
 Authority (Mercy
 Hospital), LOC Bank of
 America                     1.30%      8/1/2020         1,755,000(e)          1,755,000
Palm Beach County
 Housing Finance
 Development Authority,
 LOC Credit Suisse
 First Boston                1.30%     11/1/2007         1,300,000(e)          1,300,000
Palm Beach County
 Multi-family Housing
 Revenue (Mahogany),
 LOC Credit Suisse
 First Boston                1.30%     11/1/2027         1,500,000(e)          1,500,000
St. Johns County IDA
 Health Care (Glenmoor
 St. Johns Project),
 Guaranty: LaSalle
 Bank                        1.30%      1/1/2007           500,000(e)            500,000
State Housing Finance
 Agency, FHLMC
 Collateralized              1.21%      7/1/2007         2,700,000(e)          2,700,000
                                                                          --------------
                                                                              13,088,045
                                                                          --------------
GEORGIA (7.67%)
Clayton County Housing
 Authority, Guaranty:
 FNMA                        1.35%      9/1/2026         5,915,000(e)          5,915,000
DeKalb Private Hospital
 Authority, LOC
 SunTrust Bank               1.30%      3/1/2024         1,700,000(e)          1,700,000
DeKalb Private Hospital
 Authority (Children's
 Health Care Project),
 LOC SunTrust Bank           1.30%     12/1/2028         3,400,000(e)          3,400,000
Hapeville Development
 Authority (Hapeville
 Hotel), LOC Bank of
 America                     1.25%     11/1/2015           200,000(e)            200,000
Marietta Housing
 Authority Multifamily
 Revenue, FNMA
 Collateralized              1.35%     5/15/2007         3,600,000(e)          3,600,000
                                                                          --------------
                                                                              14,815,000
                                                                          --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                   INSTITUTIONAL TAX-FREE MONEY MARKET FUND
                     INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

HAWAII (1.09%)
Honolulu City & County
 GO, LOC Landesbank
 Hessen-Thuringen            1.25%      1/1/2017     $   2,100,000(e)     $    2,100,000
                                                                          --------------
IDAHO (1.63%)
Nez Perce County PCR,
 LOC Bank One                1.35%     12/1/2014         2,700,000(e)          2,700,000
State Health Facilities
 Revenue, FSA Insured        1.30%      7/1/2030           450,000(e)            450,000
                                                                          --------------
                                                                               3,150,000
                                                                          --------------
ILLINOIS (4.26%)
Cook County GO, MBIA
 Insured                     1.55%    11/15/2002         1,000,000             1,034,461
Joliet Regional Port
 District, Guaranty:
 ExxonMobil
 Corporation                 1.20%     10/1/2024           200,000(e)            200,000
Metropolitan Pier & Expo
 Authority, AMBAC
 Insured                     1.52%    12/15/2002         2,000,000             2,024,210
Naperville GO, Escrowed
 in Governments              1.55%     12/1/2002         1,000,000             1,014,101
State Educational Facility
 Authority (Cultural Pool
 Program), LOC
 Bank One                    1.35%     12/1/2025         3,780,000(e)          3,780,000
State Health and
 Education, LOC Bank
 One                         1.33%      1/1/2028           175,000(e)            175,000
                                                                          --------------
                                                                               8,227,772
                                                                          --------------
INDIANA (4.19%)
Princeton PCR (PSI
 Energy Inc), LOC JP
 Morgan Chase                1.25%      4/1/2022         2,000,000(e)          2,000,000
State Health Facilities
 Finance Authority, LOC
 U.S. Bank                   1.35%      1/1/2022         2,500,000(e)          2,500,000
State Health Facilities
 Finance Authority
 (Capital Access
 Designated Pool
 Program), LOC
 Comerica Bank               1.35%      1/1/2012           900,000(e)            900,000

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

INDIANA (CONTINUED)
State Health Facilities
 Finance Authority
 Hospital Revenue,
 LOC Bank One                1.35%     11/1/2020     $   2,000,000(e)     $    2,000,000
State Hospital
 Equipment Financing
 Authority, MBIA Insured     1.35%     12/1/2015           700,000(e)            700,000
                                                                          --------------
                                                                               8,100,000
                                                                          --------------
IOWA (1.97%)
State Finance Authority
 Revenue (Small
 Business
 Development),
 Guaranty: DuPont
 de Nemours                  1.40%     11/1/2015           800,000(e)            800,000
State Higher Education
 Authority Revenue
 (Palmer Chiropractic),
 LOC U.S. Bank               1.35%      4/1/2027           300,000(e)            300,000
State Higher Education
 Loan Authority
 Revenue, LOC LaSalle
 Bank                        1.25%     11/1/2030         1,200,000(e)          1,200,000
Woodbury County
 Educational Facilities
 Revenue, LOC
 U.S. Bank                   1.45%     11/1/2016         1,500,000(e)          1,500,000
                                                                          --------------
                                                                               3,800,000
                                                                          --------------
KANSAS (1.50%)
Manhattan Industrial,
 LOC Wachovia Bank           1.35%      9/1/2009         2,000,000(e)          2,000,000
State Development
 Finance Authority
 (Shalom Obligated
 Group), LOC LaSalle
 Bank                        1.25%    11/15/2028           900,000(e)            900,000
                                                                          --------------
                                                                               2,900,000
                                                                          --------------
LOUISIANA (0.72%)
Parish of East Baton
 Rouge, Guaranty
 ExxonMobil
 Corporation                 1.20%     11/1/2019           900,000(e)            900,000
State Public Facilities
 Authority (Kenner
 Hotel), LOC Bank of
 America                     1.25%     12/1/2015           500,000(e)            500,000
                                                                          --------------
                                                                               1,400,000
                                                                          --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                   INSTITUTIONAL TAX-FREE MONEY MARKET FUND
                     INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

MARYLAND (6.10%)
Montgomery County
 Housing Opportunities
 Commission (Oakwood
 Apartments), LOC
 FHLMC                       1.35%     11/1/2007     $   8,900,000(e)     $    8,900,000
State Health & Higher
 Education Facility, LOC
 Bank of America             1.30%      1/1/2029         2,880,000(e)          2,880,000
                                                                          --------------
                                                                              11,780,000
                                                                          --------------
MASSACHUSETTS (1.97%)
State Health and
 Educational Facilities
 Authority Revenue,
 MBIA Insured                1.25%      1/1/2035         3,800,000(e)          3,800,000
                                                                          --------------
MICHIGAN (2.07%)
Kent Hospital Financial
 Authority (Spectrum
 Health), MBIA Insured       1.30%     1/15/2026           300,000(e)            300,000
State Strategic Fund
 (Clark Retirement),
 LOC Fifth Third Bank        1.30%      6/1/2031         3,700,000(e)          3,700,000
                                                                          --------------
                                                                               4,000,000
                                                                          --------------
MINNESOTA (0.44%)
City of Minneapolis
 Revenue, LOC Wells
 Fargo Bank                  1.30%     12/1/2027           850,000(e)            850,000
                                                                          --------------
MISSISSIPPI (0.26%)
Jackson County PCR,
 Guaranty:
 ChevronTexaco
 Corporation                 1.30%      6/1/2023           500,000(e)            500,000
                                                                          --------------
MISSOURI (0.36%)
Independence IDA
 (Groves & Graceland),
 LOC Dexia Credit
 Locale de France            1.25%     11/1/2027           200,000(e)            200,000
State Health And
 Educational Facilities
 Authority (Bethesda),
 LOC U.S. Bank               1.35%      8/1/2031           500,000(e)            500,000
                                                                          --------------
                                                                                 700,000
                                                                          --------------
NEBRASKA (1.92%)
Lancaster County
 Hospital Authority
 (Immanuel), LOC
 LaSalle Bank                1.35%      7/1/2030         3,700,000(e)          3,700,000
                                                                          --------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

NEVADA (3.67%)
Clark County Airport
 Revenue, LOC
 Bayerische
 Landesbank                  1.26%      7/1/2029     $   1,400,000(e)     $    1,400,000
Clark County Economic
 Development
 Corporation, LOC
 Wells Fargo Bank            1.40%      8/1/2019         1,395,000(e)          1,395,000
Clark County School
 District, FSA Insured       1.20%     6/15/2021         4,300,000(e)          4,300,000
                                                                          --------------
                                                                               7,095,000
                                                                          --------------
NEW JERSEY (0.98%)
State Economic
 Development Authority
 Water Facilities,
 AMBAC Insured               1.20%     11/1/2026         1,900,000(e)          1,900,000
                                                                          --------------
NEW MEXICO (0.95%)
Gallup-McKinley County
 School District GO,
 AMBAC Insured               2.50%      8/1/2002         1,840,000             1,840,000
                                                                          --------------
NEW YORK (3.24%)
New York City GO, LOC
 JP Morgan Chase             1.20%      8/1/2017         2,650,000(e)          2,650,000
New York City Municipal
 Water Finance
 Authority, FGIC Insured     1.25%     6/15/2022         1,700,000(e)          1,700,000
New York City Municipal
 Water Finance
 Authority, FGIC Insured     1.25%     6/15/2023         1,100,000(e)          1,100,000
State Energy Research
 and Development, LOC
 Mellon Bank                 1.30%      2/1/2029           800,000(e)            800,000
                                                                          --------------
                                                                               6,250,000
                                                                          --------------
NORTH CAROLINA (0.57%)
Mecklenburg County
 PCR, LOC Wells Fargo
 Bank                        1.40%     12/1/2009         1,100,000(e)          1,100,000
                                                                          --------------
NORTH DAKOTA (2.33%)
Grand Forks Health
 Care Facilities (United
 Hospital), LOC LaSalle
 Bank                        1.33%     12/1/2016         2,310,000(e)          2,310,000
Grand Forks Health
 Care Facilities (United
 Hospital), LOC LaSalle
 Bank                        1.33%     12/1/2025         2,200,000(e)          2,200,000
                                                                          --------------
                                                                               4,510,000
                                                                          --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                   INSTITUTIONAL TAX-FREE MONEY MARKET FUND
                     INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

OHIO (6.94%)
City of Cleveland
 Parking Facilities
 Revenue, MBIA
 Insured                     1.65%     9/15/2002     $   1,125,000        $    1,129,947
Cuyahoga University
 Hospital, LOC JP
 Morgan Chase                1.20%      1/1/2016           300,000(e)            300,000
State Air Quality
 Development Authority
 PCR, FGIC Insured           1.50%     9/10/2002         4,100,000             4,100,000
State Housing Finance
 Agency Multi-family
 Housing Revenue
 (Kenwood Retirement),
 LOC JP Morgan Chase         1.25%     12/1/2015           800,000(e)            800,000
State Water
 Development Authority
 PCR, FGIC Insured           1.45%    10/10/2002         2,000,000             2,000,000
Warren County Health
 Care Facilities
 (Otterbein Homes
 Project), LOC Fifth
 Third Bank                  1.50%      7/1/2023         5,070,000(e)          5,070,000
                                                                          --------------
                                                                              13,399,947
                                                                          --------------
PENNSYLVANIA (2.59%)
Bucks County IDA
 Revenue, LOC Wells
 Fargo Bank                  1.40%     10/1/2009         2,300,000(e)          2,300,000
South Fork Municipal
 Authority Hospital
 Revenue, MBIA
 Insured                     1.30%      7/1/2028         2,500,000(e)          2,500,000
Washington County
 (Higher Education Pool
 Lease), LOC Wachovia
 Bank                        1.40%     11/1/2005           200,000(e)            200,000
                                                                          --------------
                                                                               5,000,000
                                                                          --------------
SOUTH DAKOTA (4.24%)
Lawrence County PCR,
 LOC JP Morgan Chase         1.30%      7/1/2032         8,200,000(e)          8,200,000
                                                                          --------------
TENNESSEE (2.59%)
Clarksville Public
 Building Authority,
 MBIA Insured                1.25%      7/1/2013         1,900,000(e)          1,900,000

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

TENNESSEE (CONTINUED)
Metropolitan Nashville
 Airport Authority, LOC
 Bayerische
 Landesbank                  1.30%     10/1/2012     $   1,500,000(e)     $    1,500,000
Metropolitan Nashville
 Airport Authority, LOC
 Credit Suisse First
 Boston                      1.30%     10/1/2012         1,600,000(e)          1,600,000
                                                                          --------------
                                                                               5,000,000
                                                                          --------------
TEXAS (11.21%)
Angelina & Neches
 River Authority, LOC
 Bank of America             1.30%      5/1/2014           300,000(e)            300,000
College Station ISD,
 Guaranty: Texas PSF         2.80%     8/15/2002         1,000,000             1,001,010
Denton Utility Systems
 Revenue, AMBAC
 Insured                     1.65%     12/1/2002         1,615,000             1,632,810
Grayson County
 Industrial Development
 Corporation, Guaranty:
 Aluminum Company of
 America                     1.70%     12/1/2002         2,000,000(e)          2,000,000
Gulf Coast Waste
 Disposal Authority PCR
 (Amoco), Guaranty: BP
 Amoco                       1.25%     10/1/2017         1,700,000(e)          1,700,000
Harris County GO, MBIA
 Insured                     2.83%     8/15/2002         1,000,000               998,940
Katy ISD, Guaranty:
 Texas PSF                   2.00%     2/15/2003         1,500,000             1,484,040
Plano Health Facilities
 Hospital Revenue,
 MBIA Insured                1.70%      8/8/2002         2,300,000             2,300,000
San Antonio Electricity &
 Gas Revenue, FGIC
 Insured                     1.50%      2/1/2003         3,000,000             2,977,728
State Public Building
 Authority Revenue,
 MBIA Insured                1.63%      8/1/2003         1,535,000             1,510,330
State Tax & Revenue
 Anticipation Note           1.45%     8/29/2002         5,750,000             5,757,762
                                                                          --------------
                                                                              21,662,620
                                                                          --------------
UTAH (1.86%)
Intermountain Power
 Agency, LOC Bank of
 Nova Scotia                 1.15%      8/5/2002         3,600,000             3,600,000
                                                                          --------------

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                   INSTITUTIONAL TAX-FREE MONEY MARKET FUND
                     INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

VIRGINIA (1.76%)
Alexandria IDA (Pooled
 Income Program), LOC
 Bank of America             1.35%      7/1/2026     $   1,350,000(e)     $    1,350,000
Roanoke County IDA
 Healthcare, LOC
 Wachovia Bank               1.35%     10/1/2015         2,050,000(e)          2,050,000
                                                                          --------------
                                                                               3,400,000
                                                                          --------------
WASHINGTON (0.88%)
State Health Care
 Facilities Authority
 (Fred Hutchinson
 Cancer Center), LOC
 Bank Of America             1.30%      1/1/2029           800,000(e)            800,000
State Housing and
 Finance Commission
 (Emerald Heights),
 LOC U.S. Bank               1.25%      1/1/2021           900,000(e)            900,000
                                                                          --------------
                                                                               1,700,000
                                                                          --------------
WEST VIRGINIA (2.07%)
Marshall County
 Revenue (Bayer
 Project), Guaranty:
 Bayer Corporation           1.35%      3/1/2009         4,000,000(e)          4,000,000
                                                                          --------------

                                       MATURITY         PRINCIPAL             MARKET
NAME OF ISSUER (f)          YIELD        DATE            AMOUNT              VALUE (a)
----------------------------------------------------------------------------------------

WISCONSIN (2.41%)
State Health &
 Education, LOC
 U.S. Bank                   1.40%      5/1/2032     $   1,500,000(e)     $    1,500,000
State Housing and
 Economic Development
 Authority Revenue,
 AMBAC Insured               1.30%     8/15/2030         2,150,000(e)          2,150,000
State Master Lease,
 FSA Insured                 2.25%      3/1/2003         1,000,000             1,003,724
                                                                          --------------
                                                                               4,653,724
                                                                          --------------
WYOMING (2.20%)
Lincoln County PCR,
 Guaranty: ExxonMobil
 Corporation                 1.20%     11/1/2014           950,000(e)            950,000
Sweetwater County
 PCR, LOC
 Barclays Bank               1.45%    10/10/2002         2,300,000             2,300,000
Sweetwater County
 (Pacific Corporation
 Project), LOC
 Bank One                    1.25%      1/1/2014         1,000,000(e)          1,000,000
                                                                          --------------
                                                                               4,250,000
----------------------------------------------------------------------------------------
Total Investments in Securities
 (amortized cost: $192,622,498) (b)                                       $  192,622,498
========================================================================================

              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                       NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

    (a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
    (b) Also represents cost for federal income tax purposes.
    (c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
    (d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on July 31, 2002.
    (e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2002. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
    (f) Portfolio abbreviations:

              AMBAC - American Municipal Bond Association Corporation
               FGIC - Financial Guaranty Insurance Corporation
              FHLMC - Federal Home Loan Mortgage Corporation
               FNMA - Federal National Mortgage Association
                FSA - Financial Security Assurance Corporation
                 GO - General Obligation
                IDA - Industrial Development Authority
                IDR - Industrial Development Revenue
                ISD - Independent School District
                LOC - Letter of Credit
               MBIA - Municipal Bond Insurance Association
                PCR - Pollution Control Revenue
                PSF - Permanent School Fund
               SBPA - Standby Bond Purchase Agreement


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRICEWATERHOUSECOOPERS [LOGO]


--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      650 Third Avenue South
                                                      Park Building
                                                      Suite 1300
                                                      Minneapolis, MN 55402-4333
                                                      Telephone (612) 596 6000
                                                      Facsimile (612) 373 7160

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Shareholders of Great Hall Investment Funds, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Great Hall Investment Funds, Inc. (comprised of Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund, hereafter referred to as the "Funds") at July 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for each of the three years in the period ended July 31, 2000 were audited by other independent accountants whose report dated September 1, 2000 expressed an unqualified opinion on those statements.


/s/ PricewaterhouseCoopers LLP

August 30, 2002

                 (This page has been left blank intentionally.)

                             DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Directors and officers of Great Hall Investment Funds, Inc., together with information as to their principal occupations during the past five years, are set forth below. The Funds' Statement of Additional Information includes additional information about the directors and can be obtained (without charge) by calling 1-800-934-6674 or by writing to the Funds at Great Hall Investment Funds, Inc., 60 South Sixth Street, Minneapolis, Minnesota 55402. Unless otherwise indicated below, the address of each director and officer is the same as the Funds.

                                                                                              NUMBER OF
                                                                                               FUNDS IN         OTHER
                            POSITION(S)   TERM OF OFFICE                                     FUND COMPLEX   DIRECTORSHIPS
                             HELD WITH    AND LENGTH OF         PRINCIPAL OCCUPATION(S)      OVERSEEN BY       HELD BY
NAME, ADDRESS AND AGE          FUNDS      TIME SERVED(1)        DURING PAST FIVE YEARS         DIRECTOR       DIRECTOR(2)
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:

T. Geron ("Jerry") Bell      Director      Director of        President of the Minnesota           5             None
34 Kirby Puckett Place                     Great Hall         Twins Baseball Club
Minneapolis, MN 55415                      Investment         Incorporated since 1987.
Age: 61                                    Funds, Inc.
                                           since 1993.

Sandra J. Hale               Director      Director of        President of Enterprise              5             None
Age: 67                                    Great Hall         Management, Int'l.
                                           Investment         since 1991.
                                           Funds, Inc.
                                           since 1991.

Ronald James                 Director      Director of        President and Chief                  5             None
MJH 300, 1000 Lasalle                      Great Hall         Executive Officer, Center for
Minneapolis, MN 55403-2005                 Investment         Ethical Business Cultures
Age: 51                                    Funds, Inc.        since 2000; President and
                                           since 1992.        Chief Executive Officer of
                                                              Ceridian Corporation (human
                                                              resources services) from
                                                              1996 to 1998.

Jay H. Wein                  Director      Director of        Independent investor and             5             None
5305 Elmridge Circle                       Great Hall         business consultant since
Excelsior, MN 55331                        Investment         1989.
Age: 70                                    Funds, Inc.
                                           since 1991.

OFFICERS:

John G. Taft                 Chief         Chief Executive    Head of Wealth Management           N/A             N/A
Age: 48                      Executive     Officer of Great   Services of RBC Dain
                             Officer       Hall Investment    Rauscher Inc. since 2002;
                                           Funds, Inc.        President, Chief Executive
                                           since 2001.        Officer and Director of the
                                                              Adviser since 2000; Chief
                                                              Executive Officer and
                                                              Director of Voyageur Asset
                                                              Management LLC from 1991 to
                                                              1997 and Chairman from 1999
                                                              to 2000; Director of
                                                              Dougherty Summit Securities
                                                              LLC from 1997 to 2000;
                                                              Chief Executive Officer and
                                                              Director of Dougherty
                                                              Dawkins LLC during 1997.

--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                               FUNDS IN         OTHER
                            POSITION(S)   TERM OF OFFICE                                     FUND COMPLEX   DIRECTORSHIPS
                             HELD WITH    AND LENGTH OF         PRINCIPAL OCCUPATION(S)      OVERSEEN BY       HELD BY
NAME, ADDRESS AND AGE          FUNDS      TIME SERVED(1)        DURING PAST FIVE YEARS         DIRECTOR       DIRECTOR(2)
--------------------------------------------------------------------------------------------------------------------------
OFFICERS:

Raye C. Kanzenbach          Chief          Chief              Managing Director and Chief         N/A             N/A
Age: 54                     Investment     Investment         Investment Officer of the
                            Officer        Officer of Great   Adviser.
                                           Hall Investment
                                           Funds, Inc.
                                           since 1997.

Jennifer Lammers            Chief          Chief Financial    Vice President, Director of         N/A             N/A
Age: 41                     Financial      Officer of Great   Finance of the Adviser since
                            Officer        Hall Investment    2001; Compliance Officer of
                                           Funds, Inc.        the Adviser from 2000 to
                                           since 2001.        2001; Vice President and
                                                              Manager Financial Reporting
                                                              and Fund Accounting of RBC
                                                              Dain Rauscher Inc. since
                                                              2000 and Manager External
                                                              Reporting from 1998 to
                                                              2000; Controller, PROSAR
                                                              Incorporated from 1997 to
                                                              1998; Director, Internal
                                                              Audit, International
                                                              Multifoods Corporation from
                                                              1995 to 1997.

Christopher J. Tomas        Compliance     Compliance         Vice President of RBC               N/A             N/A
Age: 32                     Officer        Officer of         Dain Rauscher Inc. and
                                           Great Hall         Finance Manager of the
                                           Investment         Adviser since 2001; Senior
                                           Funds, Inc.        Financial Analyst of RBC
                                           since 2001.        Dain Rauscher Inc. from
                                                              1999 to 2001; Financial
                                                              Analyst of RBC Dain
                                                              Rauscher Inc. from 1997 to
                                                              1999; Senior Staff
                                                              Accountant of RBC Dain
                                                              Rauscher Inc. during 1996.

Matthew L. Thompson         Secretary      Secretary of       Partner with the law firm of        N/A             N/A
2200 Wells Fargo Center                    Great Hall         Faegre & Benson LLP, which
90 South Seventh St.                       Investment         serves as general counsel to
Minneapolis, MN 55402                      Funds, Inc.        Great Hall Investment Funds,
Age: 45                                    since 1994         Inc.

(1)Directors of the Funds serve a term of indefinite length until earlier of death, resignation, removal or disqualification, and stand for re-election by shareholders only as and when required under the Investment Company Act. Officers of the Funds serve one year terms, subject to annual reappointment by the Board of Directors.

(2)Only includes directorships held in a company with a class of securities registered pursuant to Section 12 of the Securities and Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities and Exchange Act of 1934, or any company registered as an investment company under the Investment Company Act.

                       FEDERAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

Information for federal income tax purposes is presented as an aid for shareholders in reporting the distributions shown below:

Per Share distributions paid during the fiscal year ended July 31, 2002:

                             PRIME                         U.S. GOVERNMENT
                       MONEY MARKET FUND                  MONEY MARKET FUND             TAX-FREE    INST'L PRIME   INST'L TAX-FREE
                --------------------------------   --------------------------------      MONEY          MONEY           MONEY
 PAYABLE DATE   INVESTOR SHARES   RESERVE SHARES   INVESTOR SHARES   RESERVE SHARES   MARKET FUND    MARKET FUND     MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
August 31         $  0.00288       $       --        $  0.00295       $       --      $  0.00178     $  0.00337      $  0.00197
October 1            0.00212               --           0.00218               --         0.00135        0.00249         0.00155
October 31           0.00196               --           0.00211               --         0.00146        0.00237         0.00170
November 30          0.00168               --           0.00173               --         0.00113        0.00209         0.00136
January 2            0.00135               --           0.00137               --         0.00079        0.00166         0.00104
January 31           0.00123               --           0.00127               --         0.00067        0.00156         0.00095
February 28          0.00098               --           0.00104               --         0.00060        0.00140         0.00083
April 1              0.00107          0.00082           0.00114          0.00074         0.00071        0.00151         0.00095
April 30             0.00106          0.00081           0.00109          0.00069         0.00078        0.00144         0.00101
May 31               0.00118          0.00089           0.00118          0.00075         0.00091        0.00155         0.00111
July 2               0.00096          0.00074           0.00086          0.00064         0.00065        0.00132         0.00084
July 31              0.00102          0.00077           0.00094          0.00070         0.00065        0.00137         0.00088
                  ----------       ----------        ----------       ----------      ----------     ----------      ----------
                  $  0.01749       $  0.00403        $  0.01786       $  0.00352      $  0.01148     $  0.02213      $  0.01419
                  ==========       ==========        ==========       ==========      ==========     ==========      ==========

SOURCE OF DISTRIBUTIONS

During the period ending July 31, 2002, 100% of the Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund distributions were derived from interest on municipal securities and qualify as exempt interest dividends for federal tax purposes.

FEDERAL TAXATION

Exempt interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income but need to be reported on the income tax return for information purposes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. By early February 2003, the Funds expect to provide the shareholders with information regarding the percentage of distributions exempt from federal income taxes and a breakdown setting forth states from which income was earned.

Income distributions for the Prime Money Market Fund, U.S. Government Money Market Fund, and Institutional Prime Money Market Fund are taxable as ordinary dividend income and none qualify for the corporate dividends received deduction. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

         The Great Hall family of funds is managed to provide competitive returns at minimal risk to the investor. With five money market funds available for both institutional and individual investors, the Funds offer a diversity of options for today's informed investor.

         Managed by Voyageur Asset Management Inc., the Great Hall Investment Funds follow a rigorous research process. This process involves proprietary analysis, diligent trade execution, and an attention to detail that is critical to the success of your investment. With any of our five funds, the Great Hall Management team is looking out for your future.

         Enhancing returns. Protecting your money. That's the philosophy of the Great Hall family of funds. That's the philosophy that works for you.

Great Hall Investment Funds, Inc.                                      PRSRT STD
60 South Sixth Street                                                 US POSTAGE
Minneapolis, MN 55402                                                    PAID
(800) 934-6674                                                        PERMIT 100
                                                                        MPLS MN






                                                                    M4111 (9/02)